UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM Semi-annual report for the six months ended April 30, 2014

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014 (the most recent calendar quarter-end). Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2014:

		Lifetime
	1 year	total return	Gross	Net
Class A shares	total return	(since 5/18/12)	expense ratio	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	12.55%	19.41%	1.00%	0.90%
American Funds Growth PortfolioSM	15.23	20.60	0.89	0.79
American Funds Growth and Income PortfolioSM	9.68	15.15	0.80	0.70
American Funds Balanced PortfolioSM	7.40	12.89	0.79	0.69
American Funds Income PortfolioSM	3.24	8.79	0.78	0.68

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	5.92	10.93	0.92	0.82

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–2.78	–0.85	0.83	0.71
American Funds Tax-Exempt Preservation PortfolioSM	–2.58	0.24	0.89	0.76

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series’ funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing a portion of other expenses in all share classes for Preservation Portfolio and Tax-Exempt Preservation Portfolio. Investment results and net expense ratios shown reflect the waiver and/or reimbursements, without which the results would have been lower and the expenses would have been higher. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. The waiver and reimbursements will remain in effect at least through December 31, 2014. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursements. The waiver may only be modified or terminated with the approval of the series’ board.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Contents
1	Letter to investors
4	Investment portfolios
12	Financial statements
20	Notes to financial statements
40	Financial highlights

Fellow investors:

We are pleased to present the semi-annual report for American Funds Portfolio Series, which covers the six months ended April 30, 2014. Each fund in the series advanced, with returns ranging from 0.68% to 6.52%. While we are happy that results were positive, we remind investors that this represents a very brief period of time; it’s more constructive to maintain a long-term perspective.

About the series

The series, which was launched on May 18, 2012, offers eight funds intended to help investors pursue various objectives. Each fund is composed of a blend of individual American Funds. The funds are aligned with three primary objectives — preservation, balance and appreciation. They can be used individually or in combination, based on an investor’s needs, risk tolerance and time horizon.

The series was created by our Portfolio Oversight Committee, a group of investment professionals with varied backgrounds, differing investment approaches and decades of experience. They regularly review the series to ensure that each fund remains aligned with its objectives.

The economy

The U.S. continued its economic recovery at an uneven pace during the reporting period. Gross domestic product (GDP) was up 2.6% in the fourth quarter of 2013, driven by strong corporate profits and an increase in consumer spending. The economy contracted in the first quarter of 2014, as harsh winter weather curtailed corporate spending and housing activity. Job growth rebounded in the spring, with 288,000 positions added in April to bring the unemployment rate to 6.3% — its lowest level since 2008. World economies were mixed, with developed markets posting generally favorable results, thanks to ongoing support from central banks.

The stock market

For the six months, U.S. stocks rallied solidly with Standard & Poor’s 500 Composite Index (a broad measure of the U.S. stock market) gaining 8.35%. Fourth quarter results were particularly strong, driven by upbeat economic signals. The rally slowed somewhat in the first part of 2014, as businesses were hampered by the winter slowdown. For the reporting period, international markets were generally positive, although not quite as strong as the U.S. The MSCI

American Funds Portfolio Series	1

World ex USA Index, a leading benchmark for developed markets excluding the U.S., advanced 4.51%. The market indexes shown in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The bond market

The Federal Reserve began tapering its bond buying programs in January, signaling its confidence that economic expansion could be sustained. With new chairman Janet Yellen taking the helm, the Fed indicated that it would leave its target federal funds rate at an exceptionally low level for a considerable time.

Most sectors of the bond market posted positive results during the period, with the Barclays U.S. Aggregate Index (a measure of the broad fixed-income investment-grade market) gaining 1.74%. Lower rated/high-yield bonds led the way, with the Barclays U.S. Corporate High Yield 2% Issuer Capped Index climbing 4.72%. Municipals (investment-grade) notched solid returns as well, with the Barclays Municipal Index advancing 4.08%.

How the series fared

While all the funds saw gains, the best returns were achieved by those with balance as their objective. Underlying funds with a domestic equity focus (such as The Investment Company of America) were particularly helpful, as were those with an equity-income approach (such as The Income Fund of America). While returns for the funds in the series geared toward preservation may seem slight, keep in mind that the goal of these funds is to maintain the value of their assets, not to grow capital.

The funds in the series are designed as long-term investments. While lifetime results for each fund have been positive, as shown in the table on page 3, it is important to note that two years is a relatively brief investment period. We encourage investors to have a long-term outlook.

Moving forward

We remain cautiously optimistic about the economic prospects for the remainder of 2014. Solid corporate profits, growth in the housing market, improving employment figures and continued support from the Fed would seem to signal bright skies ahead. We are mindful, however, of the stop-start pace of the U.S. recovery, waning momentum in China and geopolitical risks in Eastern Europe.

American Funds remains committed to an objective-based approach to investing. We closely observe and evaluate companies in an effort to identify investments we believe may represent the best value over the long term.

Thank you for choosing to invest in American Funds Portfolio Series. We look forward to reporting to you again at the end of our fiscal year.

Cordially,

Bradley J. Vogt
Vice Chairman of the Board

Walter R. Burkley
President

June 13, 2014

For current information about the series, visit americanfunds.com.

2	American Funds Portfolio Series

Results at a glance

For periods ended April 30, 2014, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	4.80%	15.96%	22.13%
MSCI All Country World Index (ACWI)*†	5.28	14.40	20.83
Lipper Global Funds Index	6.03	16.66	22.39

American Funds Growth Portfolio	5.78	18.74	22.99
Standard & Poor’s 500 Composite Index*	8.35	20.42	23.90
Lipper Growth Funds Index	5.99	21.60	23.93

American Funds Growth and Income Portfolio	5.91	14.01	18.54
Standard & Poor’s 500 Composite Index*	8.35	20.42	23.90
Lipper Growth and Income Funds Index	6.43	16.22	21.06

American Funds Balanced Portfolio	5.11	12.02	16.15
Standard & Poor’s 500 Composite Index*	8.35	20.42	23.90
Lipper Balanced Funds Index	4.99	11.32	14.38

American Funds Income Portfolio	4.78	8.19	12.39
Standard & Poor’s 500 Composite Index*	8.35	20.42	23.90
Lipper Income Funds Index	4.28	7.11	10.43

American Funds Tax-Advantaged Income Portfolio	6.52	9.04	13.36
Barclays Municipal Bond Index*	4.08	0.50	2.49
Lipper Income Funds Index	4.28	7.11	10.43

American Funds Preservation Portfolio	0.68	–0.37	0.69
Barclays U.S. Government/Credit 1–7 Years ex BBB Index*	0.38	–0.11	0.97
Lipper Short-Intermediate Investment-Grade Debt Funds Index	1.13	0.30	2.06

American Funds Tax-Exempt Preservation Portfolio	2.27	0.16	1.99
Barclays Municipal Short-Intermediate 1–10 Years Index*	1.76	0.97	1.77
Lipper Intermediate Municipal Debt Funds Index	2.85	0.27	1.99

*	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure results of more than 40 developed and emerging equity markets. The S&P 500 is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks.

Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside of the U.S. and may own U.S. securities as well. Lipper Growth Funds Index is an equally weighted index of growth funds. Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB and above) with dollar-weighted average maturities of one to five years. Lipper Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.

American Funds Portfolio Series	3

American Funds Global Growth Portfolio	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 70.0%
The New Economy Fund, Class R-6	4,753,635	$180,781	20.0%
New Perspective Fund, Class R-6	7,211,998	271,171	30.0
New World Fund, Inc., Class R-6	3,054,761	180,781	20.0
		632,733	70.0

Growth-and-income funds 30.0%
Capital World Growth and Income Fund, Class R-6	5,842,946	271,171	30.0

Total investment securities (cost: $820,193,000)		903,904	100.0
Other assets less liabilities		(313)	—

Net assets		$903,591	100.0%

See Notes to Financial Statements

4	American Funds Portfolio Series

American Funds Growth Portfolio	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 70.0%
AMCAP Fund, Class R-6	16,794,411	$473,098	30.0%
EuroPacific Growth Fund, Class R-6	7,998,556	394,249	25.0
SMALLCAP World Fund, Inc., Class R-6	4,877,305	236,549	15.0
		1,103,896	70.0

Growth-and-income funds 30.0%
Fundamental Investors, Class R-6	9,156,156	473,099	30.0

Total investment securities (cost: $1,421,443,000)		1,576,995	100.0
Other assets less liabilities		(514)	—

Net assets		$1,576,481	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	5

American Funds Growth and Income Portfolio	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 20.0%
The Growth Fund of America, Class R-6	13,323,123	$572,761	20.0%

Growth-and-income funds 40.0%
Capital World Growth and Income Fund, Class R-6	12,342,474	572,815	20.0
The Investment Company of America, Class R-6	15,157,047	572,785	20.0
		1,145,600	40.0

Equity-income and Balanced funds 25.0%
Capital Income Builder, Class R-6	11,939,284	716,596	25.0

Bond funds 15.0%
Capital World Bond Fund, Class R-6	20,610,197	429,516	15.0

Total investment securities (cost: $2,609,595,000)		2,864,473	100.0
Other assets less liabilities		(976)	—

Net assets		$2,863,497	100.0%

See Notes to Financial Statements

6	American Funds Portfolio Series

American Funds Balanced Portfolio	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 20.0%
New Perspective Fund, Class R-6	11,439,312	$430,118	20.0%

Growth-and-income funds 30.0%
Capital World Growth and Income Fund, Class R-6	6,957,115	322,880	15.0
Washington Mutual Investors Fund, Class R-6	7,981,123	322,597	15.0
		645,477	30.0

Equity-income and Balanced funds 25.0%
American Balanced Fund, Class R-6	21,689,999	537,695	25.0

Bond funds 25.0%
The Bond Fund of America, Class R-6	42,471,646	537,691	25.0

Total investment securities (cost: $1,957,823,000)		2,150,981	100.0
Other assets less liabilities		(782)	—

Net assets		$2,150,199	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	7

American Funds Income Portfolio	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds 20.0%
American Mutual Fund, Class R-6	10,940,885	$389,168	20.0%

Equity-income and Balanced funds 40.0%
Capital Income Builder, Class R-6	6,483,960	389,167	20.0
The Income Fund of America, Class R-6	18,185,387	389,167	20.0
		778,334	40.0

Bond funds 40.0%
American High-Income Trust, Class R-6	33,870,085	389,167	20.0
U.S. Government Securities Fund, Class R-6*	28,180,107	389,167	20.0
		778,334	40.0

Total investment securities (cost: $1,817,736,000)		1,945,836	100.0
Other assets less liabilities		(766)	—

Net assets		$1,945,070	100.0%

*	U.S. Government Securities Fund is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 4/30/2014 (000)
U.S. Government Securities Fund, Class R-6	21,236,828	6,943,279	—	28,180,107	$2,509	$389,167

See Notes to Financial Statements

8	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds 50.0%
Capital World Growth and Income Fund, Class R-6	1,967,388	$91,307	25.0%
Washington Mutual Investors Fund, Class R-6	2,258,943	91,306	25.0
		182,613	50.0

Tax-exempt bond funds 50.0%
American High-Income Municipal Bond Fund, Class R-6	6,070,909	91,307	25.0
The Tax-Exempt Bond Fund of America, Class R-6	7,116,638	91,306	25.0
		182,613	50.0

Total investment securities (cost: $335,940,000)		365,226	100.0
Other assets less liabilities		(95)	—

Net assets		$365,131	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	9

American Funds Preservation Portfolio	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Bond funds 100.0%
The Bond Fund of America, Class R-6	8,344,421	$105,641	20.0%
Intermediate Bond Fund of America, Class R-6	15,602,005	210,939	40.0
Short-Term Bond Fund of America, Class R-6	21,066,197	210,662	40.0

Total investment securities (cost: $532,256,000)		527,242	100.0
Other assets less liabilities		(251)	—

Net assets		$526,991	100.0%

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Tax-exempt bond funds 100.0%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	7,540,843	$121,182	70.0%
The Tax-Exempt Bond Fund of America, Class R-6	4,053,013	52,000	30.0

Total investment securities (cost: $175,274,000)		173,182	100.0
Other assets less liabilities		(69)	—

Net assets		$173,113	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	11

Financial statements

Statements of assets and liabilities
at April 30, 2014

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio

Assets:
Investment securities, at value:
Unaffiliated issuers	$903,904	$1,576,995	$2,864,473
Affiliated issuer	—	—	—
Receivables for:
Sales of fund’s shares	2,256	3,543	5,562
Dividends	—	—	—
Total assets	906,160	1,580,538	2,870,035

Liabilities:
Payables for:
Purchases of investments	1,933	2,817	4,655
Repurchases of fund’s shares	323	682	879
Services provided by related parties	302	540	980
Trustees’ deferred compensation	1	1	2
Other	10	17	22
Total liabilities	2,569	4,057	6,538
Net assets at April 30, 2014	$903,591	$1,576,481	$2,863,497

Net assets consist of:
Capital paid in on shares of beneficial interest	$801,900	$1,383,313	$2,553,235
(Distributions in excess of) undistributed net investment income	(650)	(843)	565
Undistributed (accumulated) net realized gain (loss)	18,630	38,459	54,819
Net unrealized appreciation (depreciation)	83,711	155,552	254,878
Net assets at April 30, 2014	$903,591	$1,576,481	$2,863,497

Investment securities, at cost:
Unaffiliated issuers	$820,193	$1,421,443	$2,609,595
Affiliated issuer	—	—	—

*Amount less than one thousand.

See Notes to Financial Statements

12	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio		Preservation Portfolio	Tax-Exempt Preservation Portfolio

$2,150,981	$1,556,669	$365,226		$527,242	$173,182
—	389,167	—		—	—

4,171	5,737	2,198		995	169
1,076	2,241	622		576	442
2,156,228	1,953,814	368,046		528,813	173,793

4,121	7,249	2,788		797	512
1,064	705	32		774	100
827	781	93		243	66
1	1	—	*	1	— *
16	8	2		7	2
6,029	8,744	2,915		1,822	680
$2,150,199	$1,945,070	$365,131		$526,991	$173,113

$1,936,403	$1,806,175	$334,336		$533,182	$177,666
173	1,629	502		8	57

20,465	9,166	1,007		(1,185)	(2,518)
193,158	128,100	29,286		(5,014)	(2,092)
$2,150,199	$1,945,070	$365,131		$526,991	$173,113

$1,957,823	$1,420,829	$335,940		$532,256	$175,274
—	396,907	—		—	—

American Funds Portfolio Series	13

Statements of assets and liabilities
at April 30, 2014 (continued)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$568,657	$1,011,777	$2,007,150
	Shares outstanding	39,433	68,803	150,746
	Net asset value per share	$14.42	$14.71	$13.31
Class B:	Net assets	$2,477	$5,616	$10,440
	Shares outstanding	173	385	786
	Net asset value per share	$14.33	$14.59	$13.28
Class C:	Net assets	$102,885	$192,767	$375,128
	Shares outstanding	7,201	13,230	28,291
	Net asset value per share	$14.29	$14.57	$13.26
Class F-1:	Net assets	$34,084	$29,248	$49,858
	Shares outstanding	2,364	1,990	3,744
	Net asset value per share	$14.42	$14.70	$13.32
Class F-2:	Net assets	$30,491	$46,960	$51,146
	Shares outstanding	2,109	3,186	3,837
	Net asset value per share	$14.45	$14.74	$13.33
Class 529-A:	Net assets	$74,885	$141,445	$180,192
	Shares outstanding	5,197	9,623	13,538
	Net asset value per share	$14.41	$14.70	$13.31
Class 529-B:	Net assets	$597	$1,169	$1,481
	Shares outstanding	42	80	111
	Net asset value per share	$14.32	$14.59	$13.28
Class 529-C:	Net assets	$26,705	$52,757	$76,913
	Shares outstanding	1,870	3,620	5,799
	Net asset value per share	$14.28	$14.57	$13.26
Class 529-E:	Net assets	$2,327	$8,051	$9,012
	Shares outstanding	162	550	678
	Net asset value per share	$14.38	$14.64	$13.29
Class 529-F-1:	Net assets	$2,282	$6,909	$13,450
	Shares outstanding	158	469	1,010
	Net asset value per share	$14.44	$14.72	$13.32
Class R-1:	Net assets	$1,361	$3,727	$5,628
	Shares outstanding	95	255	424
	Net asset value per share	$14.31	$14.60	$13.27
Class R-2:	Net assets	$14,383	$26,021	$29,150
	Shares outstanding	1,007	1,785	2,199
	Net asset value per share	$14.29	$14.58	$13.26
Class R-3:	Net assets	$9,709	$16,275	$21,159
	Shares outstanding	676	1,110	1,592
	Net asset value per share	$14.36	$14.66	$13.29
Class R-4:	Net assets	$2,576	$3,731	$6,514
	Shares outstanding	178	254	489
	Net asset value per share	$14.43	$14.70	$13.31
Class R-5:	Net assets	$23,148	$22,258	$21,546
	Shares outstanding	1,600	1,509	1,616
	Net asset value per share	$14.47	$14.75	$13.33
Class R-6:	Net assets	$7,024	$7,770	$4,730
	Shares outstanding	484	527	355
	Net asset value per share	$14.52	$14.75	$13.33

See Notes to Financial Statements

14	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$1,405,842	$1,408,925	$299,625	$353,918	$126,360
108,672	119,388	24,749	35,673	12,758
$12.94	$11.80	$12.11	$9.92	$9.90
$7,464	$6,491	$367	$1,736	$71
578	551	30	175	7
$12.90	$11.77	$12.08	$9.92	$9.91
$311,821	$296,164	$42,244	$72,278	$35,669
24,202	25,191	3,503	7,293	3,606
$12.88	$11.76	$12.06	$9.91	$9.89
$56,539	$52,592	$13,568	$6,709	$3,651
4,371	4,455	1,121	676	369
$12.94	$11.81	$12.11	$9.92	$9.91
$46,548	$42,939	$9,327	$6,205	$7,362
3,594	3,634	770	625	743
$12.95	$11.81	$12.12	$9.92	$9.90
$114,572	$50,464		$38,241
8,858	4,278		3,855
$12.93	$11.80		$9.92
$938	$799		$497
73	68		50
$12.91	$11.78		$9.92
$61,476	$36,358		$19,324
4,769	3,093		1,949
$12.89	$11.76		$9.91
$4,111	$4,071		$2,286
318	345		231
$12.92	$11.79		$9.91
$11,447	$3,683		$5,928
884	312		598
$12.94	$11.81		$9.92
$5,346	$1,082		$670
415	92		68
$12.90	$11.76		$9.92
$27,706	$12,669		$6,628
2,149	1,077		669
$12.89	$11.77		$9.90
$26,611	$10,093		$5,224
2,060	856		527
$12.92	$11.79		$9.92
$33,585	$6,062		$2,389
2,596	513		241
$12.94	$11.81		$9.92
$16,943	$9,770		$4,850
1,308	827		489
$12.95	$11.82		$9.92
$19,250	$2,908		$108
1,486	246		11
$12.95	$11.82		$9.92

American Funds Portfolio Series	15

Statements of operations
for the six months ended April 30, 2014

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio

Investment income:
Income:
Dividends:
Unaffiliated issuers	$7,283	$7,097	$33,619
Affiliated issuer	—	—	—
	7,283	7,097	33,619

Fees and expenses*:
Investment advisory services	372	633	1,183
Distribution services	1,236	2,053	3,928
Transfer agent services	372	633	1,173
Reports to shareholders	12	21	38
Registration statement and prospectus	201	254	358
Trustees’ compensation	2	4	7
Auditing and legal	1	1	2
Custodian	6	6	6
Other	45	87	125
Total fees and expenses before reimbursements/waivers	2,247	3,692	6,820
Less reimbursements/waivers of fees and expenses:
Investment advisory services	372	633	1,183
Other	—	—	—
Total fees and expenses after reimbursements/waivers	1,875	3,059	5,637
Net investment income	5,408	4,038	27,982

Net realized gain (loss) and unrealized appreciation on investments:
Net realized loss on sale of investments	—	(2)	—
Capital gain distributions received	18,725	38,600	54,901
Net realized gain (loss)	18,725	38,598	54,901
Net unrealized appreciation on investments	8,979	22,049	57,087
Net realized gain (loss) and unrealized appreciation on investments	27,704	60,647	111,988

Net increase in net assets resulting from operations	$33,112	$64,685	$139,970

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

16	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio		Preservation Portfolio	Tax-Exempt Preservation Portfolio

$20,999	$28,757	$5,198		$3,720	$2,658
—	2,509	—		—	—
20,999	31,266	5,198		3,720	2,658

899	834	151		248	84
3,066	2,950	525		896	368
898	823	144		249	80
29	27	5		9	2
302	295	93		169	75
5	5	1		2	1
1	2	—	†	— †	— †
6	6	6		6	6
87	47	1		31	1
5,293	4,989	926		1,610	617

899	834	151		248	84
—	—	—		39	35

4,394	4,155	775		1,323	498
16,605	27,111	4,423		2,397	2,160

—	—	(232)		(261)	(752)
20,567	9,256	1,381		—	—
20,567	9,256	1,149		(261)	(752)
52,067	45,638	13,985		732	2,357

72,634	54,894	15,134		471	1,605
$89,239	$82,005	$19,557		$2,868	$3,765

American Funds Portfolio Series	17

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio

	Six months ended April 30, 2014*	Year ended October 31, 2013	Six months ended April 30, 2014*	Year ended October 31, 2013	Six months ended April 30, 2014*	Year ended October 31, 2013

Operations:
Net investment income	$5,408	$2,323	$4,038	$2,879	$27,982	$23,458
Net realized gain (loss)	18,725	786	38,598	3,333	54,901	2,674
Net unrealized appreciation (depreciation) on investments	8,979	69,290	22,049	126,286	57,087	187,635
Net increase (decrease) in net assets resulting from operations	33,112	72,399	64,685	132,498	139,970	213,767

Dividends and distributions paid to shareholders:
Dividends from net investment income	(6,949)	(1,568)	(5,546)	(2,296)	(28,925)	(22,744)
Distributions from net realized gain on investments	(676)	(57)	(3,125)	—	(2,049)	—
Total dividends and distributions paid to shareholders	(7,625)	(1,625)	(8,671)	(2,296)	(30,974)	(22,744)

Net capital share transactions	290,664	428,990	527,067	691,573	786,816	1,353,734

Total increase (decrease) in net assets	316,151	499,764	583,081	821,775	895,812	1,544,757

Net assets:
Beginning of period	587,440	87,676	993,400	171,625	1,967,685	422,928
End of period	$903,591	$587,440	$1,576,481	$993,400	$2,863,497	$1,967,685

(Distributions in excess of) undistributed net investment income	$(650)	$891	$(843)	$665	$565	$1,508

*	Unaudited

See Notes to Financial Statements

18	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio		Income Portfolio		Tax-Advantaged Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio
Six months ended April 30, 2014*	Year ended October 31, 2013	Six months ended April 30, 2014*	Year ended October 31, 2013	Six months ended April 30, 2014*	Year ended October 31, 2013	Six months ended April 30, 2014*	Year ended October 31, 2013	Six months ended April 30, 2014*	Year ended October 31, 2013

$16,605	$15,046	$27,111	$30,429	$4,423	$5,210	$2,397	$4,210	$2,160	$4,347
20,567	(6)	9,256	2,784	1,149	(52)	(261)	(922)	(752)	(1,759)

52,067	132,399	45,638	76,562	13,985	12,560	732	(6,315)	2,357	(5,164)

89,239	147,439	82,005	109,775	19,557	17,718	2,868	(3,027)	3,765	(2,576)

(17,359)	(14,398)	(27,744)	(30,515)	(4,464)	(4,843)	(2,469)	(4,213)	(2,158)	(4,352)
—	—	(832)	—	—	(51)	—	—	—	—
(17,359)	(14,398)	(28,576)	(30,515)	(4,464)	(4,894)	(2,469)	(4,213)	(2,158)	(4,352)

562,411	1,024,039	419,376	965,081	85,754	173,334	37,175	255,789	(3,003)	66,660

634,291	1,157,080	472,805	1,044,341	100,847	186,158	37,574	248,549	(1,396)	59,732

1,515,908	358,828	1,472,265	427,924	264,284	78,126	489,417	240,868	174,509	114,777
$2,150,199	$1,515,908	$1,945,070	$1,472,265	$365,131	$264,284	$526,991	$489,417	$173,113	$174,509

$173	$927	$1,629	$2,262	$502	$543	$8	$80	$57	$55

American Funds Portfolio Series	19

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with the preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the funds are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

20	American Funds Portfolio Series

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 40 to 53.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2014, all of the investment securities held by each fund were classified as Level 1.

American Funds Portfolio Series	21

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/ or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

22	American Funds Portfolio Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	23

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

As of and during the period ended April 30, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2013, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio	Tax- Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$891	$665	$1,508	$928	$2,262	$220	$81	$—
Undistributed tax-exempt income	—	—	—	—	—	322	—	55
Undistributed long-term capital gain	685	3,177	2,059	—	841	—	—	—
Capital loss carryforward	—	—	—	(1)	—	—	(18)	(1,219)

As of April 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio	Tax- Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Gross unrealized appreciation on investment securities	$83,607	$155,360	$254,786	$194,469	$135,742	$29,157	$—	$—
Gross unrealized depreciation on investment securities	—	—	—	(1,412)	(7,740)	(262)	(6,185)	(3,042)
Net unrealized appreciation (depreciation) on investment securities	83,607	155,360	254,786	193,057	128,002	28,895	(6,185)	(3,042)
Cost of investment securities	820,297	1,421,635	2,609,687	1,957,924	1,817,834	336,331	533,427	176,224

24	American Funds Portfolio Series

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Global Growth Portfolio
Class A	$4,658	$429	$5,087	$1,014		$—	$1,014
Class B	10	2	12	5		—	5
Class C	509	74	583	127		—	127
Class F-1	285	27	312	31		—	31
Class F-2	276	22	298	43		—	43
Class 529-A	576	54	630	174		—	174
Class 529-B	3	1	4	2		—	2
Class 529-C	114	19	133	34		—	34
Class 529-E	16	2	18	3		—	3
Class 529-F-1	17	1	18	7		—	7
Class R-1	6	1	7	2		—	2
Class R-2	68	9	77	10		—	10
Class R-3	69	8	77	9		—	9
Class R-4	20	2	22	9		—	9
Class R-5	264	21	285	155		—	155
Class R-6	58	4	62	—	*	—	—	*
Total	$6,949	$676	$7,625	$1,625		$—	$1,625

Growth Portfolio
Class A	$4,140	$2,016	$6,156	$1,500		$—	$1,500
Class B	—	14	14	13		—	13
Class C	191	358	549	168		—	168
Class F-1	122	62	184	49		—	49
Class F-2	230	94	324	38		—	38
Class 529-A	551	285	836	278		—	278
Class 529-B	—	3	3	3		—	3
Class 529-C	2	107	109	79		—	79
Class 529-E	20	15	35	13		—	13
Class 529-F-1	34	14	48	14		—	14
Class R-1	—	8	8	10		—	10
Class R-2	30	45	75	19		—	19
Class R-3	31	28	59	6		—	6
Class R-4	15	7	22	6		—	6
Class R-5	147	57	204	99		—	99
Class R-6	33	12	45	1		—	1
Total	$5,546	$3,125	$8,671	$2,296		$—	$2,296

See page 27 for footnote.

American Funds Portfolio Series	25

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Growth and Income Portfolio
Class A	$21,454	$1,445	$22,899	$17,103	$—	$17,103
Class B	90	9	99	103	—	103
Class C	2,768	254	3,022	1,753	—	1,753
Class F-1	500	34	534	348	—	348
Class F-2	561	34	595	342	—	342
Class 529-A	1,904	134	2,038	1,725	—	1,725
Class 529-B	11	1	12	15	—	15
Class 529-C	561	57	618	478	—	478
Class 529-E	89	7	96	68	—	68
Class 529-F-1	156	10	166	115	—	115
Class R-1	42	4	46	41	—	41
Class R-2	214	20	235	116	—	116
Class R-3	182	14	196	131	—	131
Class R-4	71	5	76	20	—	20
Class R-5	280	19	298	376	—	376
Class R-6	42	2	44	10	—	10
Total	$28,925	$2,049	$30,974	$22,744	$—	$22,744

Balanced Portfolio
Class A	$12,319	$—	$12,319	$10,395	$—	$10,395
Class B	45	—	45	51	—	51
Class C	1,682	—	1,682	1,123	—	1,123
Class F-1	484	—	484	335	—	335
Class F-2	406	—	406	321	—	321
Class 529-A	988	—	988	1,071	—	1,071
Class 529-B	6	—	6	7	—	7
Class 529-C	317	—	317	265	—	265
Class 529-E	30	—	30	33	—	33
Class 529-F-1	109	—	109	95	—	95
Class R-1	31	—	31	31	—	31
Class R-2	136	—	136	85	—	85
Class R-3	182	—	182	156	—	156
Class R-4	279	—	279	133	—	133
Class R-5	182	—	182	188	—	188
Class R-6	163	—	163	109	—	109
Total	$17,359	$—	$17,359	$14,398	$—	$14,398

26	American Funds Portfolio Series

	Six months ended April 30, 2014				Year ended October 31, 2013
	Ordinary income	Long-term capital gains		Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Income Portfolio
Class A	$20,929	$603		$21,532	$22,756	$—	$22,756
Class B	83	3		86	119	—	119
Class C	3,404	123		3,527	3,636	—	3,636
Class F-1	793	24		817	1,015	—	1,015
Class F-2	669	19		688	767	—	767
Class 529-A	747	22		769	886	—	886
Class 529-B	9	—	*	9	13	—	13
Class 529-C	412	16		428	511	—	511
Class 529-E	46	1		47	65	—	65
Class 529-F-1	51	1		52	59	—	59
Class R-1	12	1		13	14	—	14
Class R-2	146	5		151	149	—	149
Class R-3	130	4		134	133	—	133
Class R-4	98	4		102	137	—	137
Class R-5	172	5		177	234	—	234
Class R-6	43	1		44	21	—	21
Total	$27,744	$832		$28,576	$30,515	$—	$30,515

Tax-Advantaged Income Portfolio†
Class A	$3,780	$—		$3,780	$4,230	$—	$4,230
Class B	3	—		3	4	—	4
Class C	396	—		396	367	—	367
Class F-1	177	—		177	182	—	182
Class F-2	108	—		108	111	—	111
Total	$4,464	$—		$4,464	$4,894	$—	$4,894

Preservation Portfolio
Class A	$1,940	$—		$1,940	$3,296	$—	$3,296
Class B	3	—		3	9	—	9
Class C	127	—		127	224	—	224
Class F-1	32	—		32	75	—	75
Class F-2	41	—		41	80	—	80
Class 529-A	180	—		180	303	—	303
Class 529-B	1	—		1	1	—	1
Class 529-C	25	—		25	43	—	43
Class 529-E	9	—		9	17	—	17
Class 529-F-1	36	—		36	39	—	39
Class R-1	1	—		1	3	—	3
Class R-2	10	—		10	16	—	16
Class R-3	18	—		18	30	—	30
Class R-4	13	—		13	17	—	17
Class R-5	32	—		32	56	—	56
Class R-6	1	—		1	4	—	4
Total	$2,469	$—		$2,469	$4,213	$—	$4,213

Tax-Exempt Preservation Portfolio†
Class A	$1,624	$—		$1,624	$3,108	$—	$3,108
Class B	1	—		1	2	—	2
Class C	363	—		363	699	—	699
Class F-1	57	—		57	211	—	211
Class F-2	113	—		113	332	—	332
Total	$2,158	$—		$2,158	$4,352	$—	$4,352

*	Amount less than one thousand.
†	Ordinary income for the Tax-Advantaged Income Portfolio and the Tax-Exempt Preservation Portfolio may include both taxable and tax-exempt income.

American Funds Portfolio Series	27

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 40 to 53.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of Preservation Portfolio and Tax-Exempt Preservation Portfolio during the funds’ startup period. At its discretion, the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2014, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Balanced Portfolio	—	—
Income Portfolio	—	—
Tax-Advantaged Income Portfolio	—	Not applicable
Preservation Portfolio	—	—
Tax-Exempt Preservation Portfolio	251	Not applicable

28	American Funds Portfolio Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — For funds with 529 share classes, each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period November 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the funds’ statements of operations. The Commonwealth of Virginia is not considered a related party to the series.

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2014, were as follows:

	Distribution services	Transfer agent services	529 plan services
Global Growth Portfolio
Class A	$528,147	$225,727	Not applicable
Class B	10,470	1,096	Not applicable
Class C	409,141	39,240	Not applicable
Class F-1	36,397	17,090	Not applicable
Class F-2	Not applicable	14,060	Not applicable
Class 529-A	70,389	28,386	$28,922
Class 529-B	2,973	295	285
Class 529-C	106,713	9,763	10,208
Class 529-E	4,962	608	950
Class 529-F-1	—	703	820
Class R-1	4,981	528	Not applicable
Class R-2	39,290	19,765	Not applicable
Class R-3	20,289	7,601	Not applicable
Class R-4	2,616	992	Not applicable
Class R-5	Not applicable	6,056	Not applicable
Class R-6	Not applicable	315	Not applicable
Total class-specific expenses	$1,236,368	$372,225	$41,185

Growth Portfolio
Class A	$799,972	$389,000	Not applicable
Class B	25,786	2,721	Not applicable
Class C	740,528	70,425	Not applicable
Class F-1	30,285	14,198	Not applicable
Class F-2	Not applicable	21,081	Not applicable
Class 529-A	99,921	54,597	$55,350
Class 529-B	4,952	488	474
Class 529-C	214,419	19,620	20,517
Class 529-E	15,400	1,865	2,946
Class 529-F-1	—	2,316	2,613
Class R-1	15,254	1,698	Not applicable
Class R-2	73,286	36,795	Not applicable
Class R-3	29,369	10,239	Not applicable
Class R-4	3,810	1,503	Not applicable
Class R-5	Not applicable	6,090	Not applicable
Class R-6	Not applicable	362	Not applicable
Total class-specific expenses	$2,052,982	$632,998	$81,900

American Funds Portfolio Series	29

	Distribution services	Transfer agent services	529 plan services
Growth and Income Portfolio
Class A	$1,674,176	$797,249	Not applicable
Class B	50,398	5,355	Not applicable
Class C	1,487,396	142,758	Not applicable
Class F-1	49,515	23,242	Not applicable
Class F-2	Not applicable	23,089	Not applicable
Class 529-A	157,877	72,815	$73,444
Class 529-B	6,931	691	665
Class 529-C	324,879	29,901	31,107
Class 529-E	19,325	2,333	3,701
Class 529-F-1	—	5,042	5,617
Class R-1	23,554	2,581	Not applicable
Class R-2	86,133	45,066	Not applicable
Class R-3	41,855	15,228	Not applicable
Class R-4	6,277	2,252	Not applicable
Class R-5	Not applicable	5,599	Not applicable
Class R-6	Not applicable	161	Not applicable
Total class-specific expenses	$3,928,316	$1,173,362	$114,534

Balanced Portfolio
Class A	$1,168,233	$565,705	Not applicable
Class B	35,226	3,732	Not applicable
Class C	1,244,930	118,869	Not applicable
Class F-1	60,519	28,403	Not applicable
Class F-2	Not applicable	20,301	Not applicable
Class 529-A	93,034	47,424	$47,915
Class 529-B	4,854	484	466
Class 529-C	257,041	23,587	24,608
Class 529-E	9,123	1,110	1,748
Class 529-F-1	—	4,291	4,799
Class R-1	23,756	2,585	Not applicable
Class R-2	78,787	41,049	Not applicable
Class R-3	54,898	20,357	Not applicable
Class R-4	35,101	14,962	Not applicable
Class R-5	Not applicable	4,352	Not applicable
Class R-6	Not applicable	941	Not applicable
Total class-specific expenses	$3,065,502	$898,152	$79,536

Income Portfolio
Class A	$1,323,354	$577,884	Not applicable
Class B	31,813	3,381	Not applicable
Class C	1,243,275	119,280	Not applicable
Class F-1	58,318	27,301	Not applicable
Class F-2	Not applicable	21,222	Not applicable
Class 529-A	49,015	20,793	$21,082
Class 529-B	3,540	343	339
Class 529-C	159,449	14,726	15,277
Class 529-E	7,493	863	1,433
Class 529-F-1	—	1,189	1,375
Class R-1	4,531	490	Not applicable
Class R-2	41,431	23,043	Not applicable
Class R-3	20,133	7,060	Not applicable
Class R-4	7,798	3,303	Not applicable
Class R-5	Not applicable	2,379	Not applicable
Class R-6	Not applicable	161	Not applicable
Total class-specific expenses	$2,950,150	$823,418	$39,506

30	American Funds Portfolio Series

	Distribution services	Transfer agent services	529 plan services
Tax-Advantaged Income Portfolio
Class A	$342,117	$117,990
Class B	1,418	140
Class C	167,055	15,879
Class F-1	14,397	6,640
Class F-2	Not applicable	3,628
Total class-specific expenses	$524,987	$144,277

Preservation Portfolio
Class A	$361,274	$160,747	Not applicable
Class B	9,964	1,059	Not applicable
Class C	342,192	32,972	Not applicable
Class F-1	7,363	3,261	Not applicable
Class F-2	Not applicable	3,319	Not applicable
Class 529-A	38,140	16,070	$16,485
Class 529-B	2,553	247	245
Class 529-C	89,311	8,161	8,561
Class 529-E	5,252	603	1,006
Class 529-F-1	—	2,436	2,723
Class R-1	2,562	287	Not applicable
Class R-2	22,509	12,888	Not applicable
Class R-3	12,127	5,069	Not applicable
Class R-4	2,949	1,107	Not applicable
Class R-5	Not applicable	1,082	Not applicable
Class R-6	Not applicable	9	Not applicable
Total class-specific expenses	$896,196	$249,317	$29,020

Tax-Exempt Preservation Portfolio
Class A	$180,974	$56,197
Class B	436	46
Class C	180,787	17,243
Class F-1	5,406	2,357
Class F-2	Not applicable	4,010
Total class-specific expenses	$367,603	$79,853

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation in the funds’ statements of operations includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$2,054	$26	$2,080
Growth Portfolio	3,501	45	3,546
Growth and Income Portfolio	6,627	99	6,726
Balanced Portfolio	5,069	81	5,150
Income Portfolio	4,747	87	4,834
Tax-Advantaged Income Portfolio	854	16	870
Preservation Portfolio	1,475	42	1,517
Tax-Exempt Preservation Portfolio	508	18	526

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any funds in the series.

American Funds Portfolio Series	31

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2014, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$307,304	$—
Growth Portfolio	561,566	328
Growth and Income Portfolio	839,060	—
Balanced Portfolio	582,529	—
Income Portfolio	427,424	—
Tax-Advantaged Income Portfolio	91,863	4,733
Preservation Portfolio	51,059	14,022
Tax-Exempt Preservation Portfolio	18,357	21,355

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Global Growth Portfolio

Six months ended April 30, 2014

Class A	$206,644	14,553	$5,057		355		$(36,182)	(2,551)	$175,519	12,357
Class B	999	71	12		1		(407)	(29)	604	43
Class C	42,997	3,054	582		41		(5,182)	(368)	38,397	2,727
Class F-1	11,406	802	312		22		(1,502)	(105)	10,216	719
Class F-2	10,744	754	292		20		(1,971)	(138)	9,065	636
Class 529-A	28,899	2,038	630		44		(1,558)	(110)	27,971	1,972
Class 529-B	107	8	3		—	†	(99)	(7)	11	1
Class 529-C	10,588	755	133		9		(866)	(62)	9,855	702
Class 529-E	685	49	18		1		(122)	(9)	581	41
Class 529-F-1	1,208	85	18		1		(158)	(11)	1,068	75
Class R-1	616	44	6		—	†	(35)	(3)	587	41
Class R-2	7,812	554	77		5		(652)	(46)	7,237	513
Class R-3	3,388	240	76		5		(495)	(35)	2,969	210
Class R-4	998	71	22		2		(74)	(5)	946	68
Class R-5	2,964	209	285		20		(1,475)	(103)	1,774	126
Class R-6	3,994	279	62		4		(192)	(13)	3,864	270
Total net increase (decrease)	$334,049	23,566	$7,585		530		$(50,970)	(3,595)	$290,664	20,501

Year ended October 31, 2013

Class A	$304,908	24,347	$1,006		88		$(26,966)	(2,138)	$278,948	22,297
Class B	1,508	122	5		1		(449)	(36)	1,064	87
Class C	51,036	4,097	126		11		(4,063)	(319)	47,099	3,789
Class F-1	21,325	1,711	28		2		(2,782)	(216)	18,571	1,497
Class F-2	19,675	1,578	33		3		(2,727)	(215)	16,981	1,366
Class 529-A	30,887	2,497	174		15		(1,095)	(88)	29,966	2,424
Class 529-B	396	31	2		—	†	(56)	(4)	342	27
Class 529-C	12,768	1,031	34		3		(578)	(46)	12,224	988
Class 529-E	1,358	108	3		—	†	(52)	(4)	1,309	104
Class 529-F-1	889	73	7		1		(166)	(14)	730	60
Class R-1	631	51	2		—	†	(113)	(9)	520	42
Class R-2	7,466	606	10		1		(1,899)	(154)	5,577	453
Class R-3	6,067	494	9		1		(635)	(49)	5,441	446
Class R-4	1,330	109	9		1		(317)	(26)	1,022	84
Class R-5	9,429	747	155		13		(3,089)	(241)	6,495	519
Class R-6	2,755	216	—	†	—	†	(54)	(4)	2,701	212
Total net increase (decrease)	$472,428	37,818	$1,603		140		$(45,041)	(3,563)	$428,990	34,395

See page 39 for footnotes.

32	American Funds Portfolio Series

	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Growth Portfolio

Six months ended April 30, 2014

Class A	$376,791	25,986	$6,129	422		$(53,836)	(3,719)	$329,084	22,689
Class B	1,948	135	14	1		(1,264)	(87)	698	49
Class C	89,408	6,214	547	38		(11,652)	(811)	78,303	5,441
Class F-1	11,608	802	184	12		(2,694)	(185)	9,098	629
Class F-2	16,486	1,130	322	22		(2,801)	(193)	14,007	959
Class 529-A	49,392	3,411	836	58		(3,852)	(264)	46,376	3,205
Class 529-B	371	25	2	—	†	(145)	(10)	228	15
Class 529-C	20,155	1,406	109	8		(2,229)	(156)	18,035	1,258
Class 529-E	3,198	221	35	2		(277)	(19)	2,956	204
Class 529-F-1	2,800	193	48	3		(490)	(34)	2,358	162
Class R-1	1,398	97	7	1		(273)	(19)	1,132	79
Class R-2	13,587	940	75	5		(1,837)	(126)	11,825	819
Class R-3	7,772	534	59	4		(977)	(67)	6,854	471
Class R-4	1,343	93	22	2		(158)	(11)	1,207	84
Class R-5	2,415	167	204	14		(1,773)	(122)	846	59
Class R-6	4,546	314	45	3		(531)	(36)	4,060	281
Total net increase (decrease)	$603,218	41,668	$8,638	595		$(84,789)	(5,859)	$527,067	36,404

Year ended October 31, 2013

Class A	$499,761	39,881	$1,486	132		$(46,759)	(3,705)	$454,488	36,308
Class B	3,536	286	13	1		(1,018)	(81)	2,531	206
Class C	87,876	7,046	166	15		(7,265)	(573)	80,777	6,488
Class F-1	15,254	1,223	49	4		(1,876)	(153)	13,427	1,074
Class F-2	29,964	2,436	35	3		(4,741)	(380)	25,258	2,059
Class 529-A	59,326	4,780	278	25		(3,551)	(285)	56,053	4,520
Class 529-B	444	36	3	—	†	(213)	(17)	234	19
Class 529-C	21,624	1,759	79	7		(1,669)	(137)	20,034	1,629
Class 529-E	3,556	287	13	1		(25)	(2)	3,544	286
Class 529-F-1	3,021	237	14	1		(242)	(19)	2,793	219
Class R-1	1,663	137	10	1		(358)	(30)	1,315	108
Class R-2	11,240	892	19	2		(810)	(65)	10,449	829
Class R-3	8,493	692	6	—	†	(1,266)	(99)	7,233	593
Class R-4	1,962	158	6	—	†	(119)	(9)	1,849	149
Class R-5	10,082	789	99	9		(1,770)	(140)	8,411	658
Class R-6	3,999	299	1	—	†	(823)	(59)	3,177	240
Total net increase (decrease)	$761,801	60,938	$2,277	201		$(72,505)	(5,754)	$691,573	55,385

American Funds Portfolio Series	33

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Growth and Income Portfolio

Six months ended April 30, 2014

Class A	$607,584	46,814	$22,695	1,745	$(94,019)	(7,239)	$536,260	41,320
Class B	2,097	162	99	8	(2,065)	(160)	131	10
Class C	140,084	10,827	3,004	232	(19,108)	(1,478)	123,980	9,581
Class F-1	18,747	1,440	493	38	(3,779)	(291)	15,461	1,187
Class F-2	19,968	1,536	582	45	(4,129)	(320)	16,421	1,261
Class 529-A	47,446	3,665	2,038	157	(5,264)	(406)	44,220	3,416
Class 529-B	306	23	12	1	(298)	(23)	20	1
Class 529-C	21,120	1,638	617	47	(3,448)	(267)	18,289	1,418
Class 529-E	2,733	212	96	7	(373)	(29)	2,456	190
Class 529-F-1	3,228	250	166	13	(478)	(37)	2,916	226
Class R-1	1,741	135	46	3	(314)	(24)	1,473	114
Class R-2	12,589	972	234	18	(2,290)	(176)	10,533	814
Class R-3	7,963	615	196	15	(1,284)	(99)	6,875	531
Class R-4	4,383	341	76	6	(504)	(39)	3,955	308
Class R-5	2,086	160	299	23	(1,679)	(130)	706	53
Class R-6	3,183	246	44	3	(107)	(8)	3,120	241
Total net increase (decrease)	$895,258	69,036	$30,697	2,361	$(139,139)	(10,726)	$786,816	60,671

Year ended October 31, 2013

Class A	$1,049,902	89,576	$16,966	1,470	$(108,692)	(9,186)	$958,176	81,860
Class B	7,409	639	103	9	(2,558)	(218)	4,954	430
Class C	191,382	16,304	1,744	152	(16,446)	(1,389)	176,680	15,067
Class F-1	27,432	2,323	320	28	(4,854)	(414)	22,898	1,937
Class F-2	28,985	2,446	333	28	(3,283)	(276)	26,035	2,198
Class 529-A	82,784	7,111	1,725	150	(5,059)	(430)	79,450	6,831
Class 529-B	954	82	15	1	(346)	(29)	623	54
Class 529-C	37,895	3,262	477	42	(3,252)	(275)	35,120	3,029
Class 529-E	4,539	392	68	6	(146)	(13)	4,461	385
Class 529-F-1	7,940	674	114	10	(266)	(22)	7,788	662
Class R-1	3,557	307	41	4	(885)	(76)	2,713	235
Class R-2	17,196	1,473	116	10	(2,762)	(234)	14,550	1,249
Class R-3	12,302	1,055	131	11	(1,467)	(124)	10,966	942
Class R-4	2,343	197	20	2	(325)	(27)	2,038	172
Class R-5	8,367	708	376	33	(2,793)	(236)	5,950	505
Class R-6	1,398	115	9	1	(75)	(6)	1,332	110
Total net increase (decrease)	$1,484,385	126,664	$22,558	1,957	$(153,209)	(12,955)	$1,353,734	115,666

See page 39 for footnotes.

34	American Funds Portfolio Series

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Balanced Portfolio

Six months ended April 30, 2014

Class A	$404,587	31,883	$12,249	964	$(68,578)	(5,411)	$348,258	27,436
Class B	2,329	184	45	3	(1,826)	(144)	548	43
Class C	119,599	9,463	1,669	132	(16,278)	(1,287)	104,990	8,308
Class F-1	18,342	1,449	483	38	(3,807)	(300)	15,018	1,187
Class F-2	19,657	1,551	405	31	(4,156)	(327)	15,906	1,255
Class 529-A	25,104	1,981	986	77	(5,260)	(415)	20,830	1,643
Class 529-B	190	15	6	1	(279)	(22)	(83)	(6)
Class 529-C	18,764	1,485	317	25	(3,116)	(247)	15,965	1,263
Class 529-E	1,170	93	30	2	(535)	(42)	665	53
Class 529-F-1	2,430	190	109	9	(807)	(64)	1,732	135
Class R-1	1,759	139	31	3	(944)	(75)	846	67
Class R-2	13,604	1,076	136	11	(1,977)	(156)	11,763	931
Class R-3	11,809	931	182	14	(4,339)	(340)	7,652	605
Class R-4	9,539	749	279	22	(1,636)	(129)	8,182	642
Class R-5	3,217	253	182	14	(1,766)	(139)	1,633	128
Class R-6	12,611	996	163	13	(4,268)	(336)	8,506	673
Total net increase (decrease)	$664,711	52,438	$17,272	1,359	$(119,572)	(9,434)	$562,411	44,363

Year ended October 31, 2013

Class A	$771,451	66,757	$10,336	898	$(99,271)	(8,512)	$682,516	59,143
Class B	4,959	433	50	4	(2,286)	(198)	2,723	239
Class C	155,059	13,390	1,115	98	(15,480)	(1,325)	140,694	12,163
Class F-1	39,454	3,404	334	29	(7,528)	(647)	32,260	2,786
Class F-2	23,091	1,991	320	28	(2,912)	(247)	20,499	1,772
Class 529-A	52,180	4,543	1,071	94	(6,801)	(585)	46,450	4,052
Class 529-B	755	66	7	1	(389)	(34)	373	33
Class 529-C	27,828	2,419	265	23	(2,862)	(247)	25,231	2,195
Class 529-E	2,328	204	33	3	(275)	(23)	2,086	184
Class 529-F-1	7,980	685	95	8	(796)	(69)	7,279	624
Class R-1	4,444	390	31	3	(1,411)	(120)	3,064	273
Class R-2	14,330	1,246	84	7	(3,121)	(272)	11,293	981
Class R-3	16,761	1,470	156	14	(5,238)	(463)	11,679	1,021
Class R-4	24,326	2,074	133	11	(2,216)	(186)	22,243	1,899
Class R-5	8,416	718	188	16	(2,081)	(178)	6,523	556
Class R-6	11,890	1,043	109	9	(2,873)	(244)	9,126	808
Total net increase (decrease)	$1,165,252	100,833	$14,327	1,246	$(155,540)	(13,350)	$1,024,039	88,729

American Funds Portfolio Series	35

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Income Portfolio

Six months ended April 30, 2014

Class A	$373,252	32,324	$21,134	1,831	$(90,976)	(7,893)	$303,410	26,262
Class B	1,588	138	86	7	(1,616)	(140)	58	5
Class C	90,007	7,823	3,475	302	(19,699)	(1,714)	73,783	6,411
Class F-1	14,798	1,282	802	70	(6,270)	(545)	9,330	807
Class F-2	11,584	999	678	59	(6,047)	(523)	6,215	535
Class 529-A	13,772	1,195	764	66	(4,321)	(375)	10,215	886
Class 529-B	294	26	9	1	(193)	(17)	110	10
Class 529-C	8,639	751	428	37	(3,178)	(277)	5,889	511
Class 529-E	1,513	131	47	4	(236)	(21)	1,324	114
Class 529-F-1	1,534	133	52	5	(300)	(26)	1,286	112
Class R-1	322	28	12	1	(65)	(6)	269	23
Class R-2	3,894	338	150	13	(1,480)	(128)	2,564	223
Class R-3	3,924	340	134	11	(580)	(50)	3,478	301
Class R-4	985	85	102	9	(1,631)	(141)	(544)	(47)
Class R-5	2,833	244	176	15	(2,042)	(177)	967	82
Class R-6	1,434	125	44	4	(456)	(40)	1,022	89
Total net increase (decrease)	$530,373	45,962	$28,093	2,435	$(139,090)	(12,073)	$419,376	36,324

Year ended October 31, 2013

Class A	$809,037	73,704	$22,180	2,035	$(128,313)	(11,623)	$702,904	64,116
Class B	5,294	485	118	11	(2,030)	(184)	3,382	312
Class C	170,549	15,571	3,586	330	(28,087)	(2,550)	146,048	13,351
Class F-1	37,498	3,427	1,005	92	(17,261)	(1,577)	21,242	1,942
Class F-2	28,396	2,578	759	69	(5,268)	(479)	23,887	2,168
Class 529-A	28,137	2,579	886	81	(5,514)	(502)	23,509	2,158
Class 529-B	505	46	13	1	(231)	(21)	287	26
Class 529-C	21,254	1,947	511	47	(2,827)	(256)	18,938	1,738
Class 529-E	2,020	187	65	6	(468)	(43)	1,617	150
Class 529-F-1	1,784	165	59	6	(151)	(14)	1,692	157
Class R-1	797	72	14	2	(215)	(19)	596	55
Class R-2	7,943	723	149	14	(835)	(75)	7,257	662
Class R-3	7,715	706	133	12	(3,754)	(338)	4,094	380
Class R-4	5,304	484	137	12	(207)	(19)	5,234	477
Class R-5	7,688	697	234	22	(5,257)	(478)	2,665	241
Class R-6	1,788	158	21	2	(80)	(7)	1,729	153
Total net increase (decrease)	$1,135,709	103,529	$29,870	2,742	$(200,498)	(18,185)	$965,081	88,086

See page 39 for footnotes.

36	American Funds Portfolio Series

	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Tax-Advantaged Income Portfolio

Six months ended April 30, 2014

Class A	$82,504	6,999	$3,738	318		$(19,590)	(1,675)	$66,652	5,642
Class B	138	11	3	—	†	(13)	(1)	128	10
Class C	15,444	1,314	392	33		(2,458)	(209)	13,378	1,138
Class F-1	5,024	427	177	15		(3,027)	(260)	2,174	182
Class F-2	3,686	311	107	10		(371)	(32)	3,422	289
Total net increase (decrease)	$106,796	9,062	$4,417	376		$(25,459)	(2,177)	$85,754	7,261

Year ended October 31, 2013

Class A	$162,396	14,592	$4,173	377		$(23,156)	(2,067)	$143,413	12,902
Class B	183	17	4	—	†	(49)	(4)	138	13
Class C	21,721	1,951	363	33		(3,670)	(329)	18,414	1,655
Class F-1	9,528	850	180	16		(2,214)	(198)	7,494	668
Class F-2	4,925	439	103	9		(1,153)	(102)	3,875	346
Total net increase (decrease)	$198,753	17,849	$4,823	435		$(30,242)	(2,700)	$173,334	15,584

American Funds Portfolio Series	37

	Sales*		Reinvestments of dividends			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Preservation Portfolio

Six months ended April 30, 2014

Class A	$94,641	9,563	$1,919	194		$(75,827)	(7,665)	$20,733	2,092
Class B	215	22	3	—	†	(839)	(85)	(621)	(63)
Class C	21,479	2,173	126	13		(16,620)	(1,682)	4,985	504
Class F-1	3,390	342	30	3		(2,412)	(244)	1,008	101
Class F-2	1,995	201	40	4		(1,907)	(193)	128	12
Class 529-A	10,558	1,068	180	18		(5,086)	(515)	5,652	571
Class 529-B	190	19	1	—	†	(194)	(20)	(3)	(1)
Class 529-C	5,658	572	25	2		(3,781)	(382)	1,902	192
Class 529-E	478	49	9	1		(278)	(28)	209	22
Class 529-F-1	745	75	36	4		(568)	(57)	213	22
Class R-1	414	42	1	—	†	(377)	(38)	38	4
Class R-2	2,486	252	10	1		(1,575)	(160)	921	93
Class R-3	1,450	147	18	2		(967)	(98)	501	51
Class R-4	1,500	152	13	2		(600)	(61)	913	93
Class R-5	1,941	196	32	4		(1,375)	(139)	598	61
Class R-6	19	2	1	—	†	(22)	(2)	(2)	—
Total net increase (decrease)	$147,159	14,875	$2,444	248		$(112,428)	(11,369)	$37,175	3,754

Year ended October 31, 2013

Class A	$363,415	36,357	$3,241	325		$(192,138)	(19,305)	$174,518	17,377
Class B	2,671	267	9	1		(1,881)	(189)	799	79
Class C	61,809	6,190	222	22		(26,523)	(2,668)	35,508	3,544
Class F-1	7,456	746	71	7		(8,488)	(852)	(961)	(99)
Class F-2	8,520	852	79	8		(5,465)	(549)	3,134	311
Class 529-A	25,165	2,516	303	31		(9,231)	(930)	16,237	1,617
Class 529-B	442	44	1	—	†	(465)	(46)	(22)	(2)
Class 529-C	13,466	1,348	43	4		(4,311)	(434)	9,198	918
Class 529-E	1,924	192	17	2		(1,170)	(119)	771	75
Class 529-F-1	5,529	554	39	4		(497)	(50)	5,071	508
Class R-1	1,475	147	3	—	†	(1,103)	(110)	375	37
Class R-2	7,316	730	16	2		(2,944)	(295)	4,388	437
Class R-3	10,963	1,095	30	3		(6,478)	(646)	4,515	452
Class R-4	2,698	270	17	1		(1,496)	(150)	1,219	121
Class R-5	4,066	407	56	6		(3,176)	(320)	946	93
Class R-6	474	47	4	1		(385)	(39)	93	9
Total net increase (decrease)	$517,389	51,762	$4,151	417		$(265,751)	(26,702)	$255,789	25,477

38	American Funds Portfolio Series

	Sales*		Reinvestments of dividends			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Tax-Exempt Preservation Portfolio

Six months ended April 30, 2014

Class A	$27,310	2,779	$1,587	162		$(26,145)	(2,668)	$2,752	273
Class B	20	2	1	—	†	(62)	(6)	(41)	(4)
Class C	6,753	687	359	36		(10,122)	(1,031)	(3,010)	(308)
Class F-1	314	32	56	6		(2,082)	(212)	(1,712)	(174)
Class F-2	1,511	154	112	11		(2,615)	(267)	(992)	(102)
Total net increase (decrease)	$35,908	3,654	$2,115	215		$(41,026)	(4,184)	$(3,003)	(315)

Year ended October 31, 2013

Class A	$123,762	12,285	$3,061	308		$(70,980)	(7,161)	$55,843	5,432
Class B	103	10	2	—	†	(91)	(9)	14	1
Class C	31,805	3,156	695	70		(14,848)	(1,505)	17,652	1,721
Class F-1	5,734	567	208	21		(9,484)	(949)	(3,542)	(361)
Class F-2	9,858	975	330	33		(13,495)	(1,353)	(3,307)	(345)
Total net increase (decrease)	$171,262	16,993	$4,296	432		$(108,898)	(10,977)	$66,660	6,448

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Portfolio Series	39

Financial highlights

American Funds Global Growth Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/14[6,7]	$13.92	$.11	$.55	$.66	$(.15)	$(.01)	$(.16)	$14.42	4.80%	$568,657.48%[8]			.38%[8]		.87%[8]		1.59%[8]
10/31/13	11.17	.11	2.79	2.90	(.14)	(.01)	(.15)	13.92	26.18	376,948.50			.40		.90		.85
10/31/12[6,9]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	53,354.25			.20		.71		.29
Class B:
4/30/14[6,7]	13.81	.06	.54	.60	(.07)	(.01)	(.08)	14.33	4.41	2,477	1.26	[8]	1.16	[8]	1.65	[8]	.84	[8]
10/31/13	11.13	.02	2.78	2.80	(.11)	(.01)	(.12)	13.81	25.32	1,795	1.28		1.18		1.68		.13
10/31/12[6,9]	10.00	(.01)	1.14	1.13	—	—	—	11.13	11.30	485.56			.51		1.02		(.08)
Class C:
4/30/14[6,7]	13.79	.05	.56	.61	(.10)	(.01)	(.11)	14.29	4.43	102,885	1.26	[8]	1.16	[8]	1.65	[8]	.78	[8]
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27	61,707	1.26		1.16		1.66		.04
10/31/12[6,9]	10.00	(.02)	1.15	1.13	—	—	—	11.13	11.30	7,627.56			.51		1.02		(.17)
Class F-1:
4/30/14[6,7]	13.92	.11	.55	.66	(.15)	(.01)	(.16)	14.42	4.79	34,084.53		[8]	.43	[8]	.92	[8]	1.55	[8]
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23	22,907.53			.43		.93		.59
10/31/12[6,9]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	1,653.19			.14		.65		.28
Class F-2:
4/30/14[6,7]	13.96	.13	.54	.67	(.17)	(.01)	(.18)	14.45	4.85	30,491.27		[8]	.17	[8]	.66	[8]	1.80	[8]
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57	20,566.27			.17		.67		.96
10/31/12[6,9]	10.00	.04	1.14	1.18	—	—	—	11.18	11.80	1,196.11			.06		.57		.37
Class 529-A:
4/30/14[6,7]	13.91	.10	.56	.66	(.15)	(.01)	(.16)	14.41	4.79	74,885.58		[8]	.48	[8]	.97	[8]	1.43	[8]
10/31/13	11.16	.12	2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27	44,876.50			.40		.90		.96
10/31/12[6,9]	10.00	.02	1.14	1.16	—	—	—	11.16	11.60	8,942.23			.18		.69		.21
Class 529-B:
4/30/14[6,7]	13.80	.06	.54	.60	(.07)	(.01)	(.08)	14.32	4.38	597	1.35	[8]	1.25	[8]	1.74	[8]	.79	[8]
10/31/13	11.14	.03	2.75	2.78	(.11)	(.01)	(.12)	13.80	25.11	565	1.38		1.28		1.78		.21
10/31/12[6,9]	10.00	(.03)	1.17	1.14	—	—	—	11.14	11.40	157.59			.54		1.05		(.26)
Class 529-C:
4/30/14[6,7]	13.78	.05	.54	.59	(.08)	(.01)	(.09)	14.28	4.35	26,705	1.35	[8]	1.25	[8]	1.74	[8]	.68	[8]
10/31/13	11.12	(.01)	2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23	16,092	1.36		1.26		1.76		(.06)
10/31/12[6,9]	10.00	(.02)	1.14	1.12	—	—	—	11.12	11.20	2,000.60			.56		1.07		(.18)
Class 529-E:
4/30/14[6,7]	13.88	.09	.55	.64	(.13)	(.01)	(.14)	14.38	4.64	2,327.82		[8]	.72	[8]	1.21	[8]	1.22	[8]
10/31/13	11.16	.06	2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89	1,676.82			.72		1.22		.49
10/31/12[6,9]	10.00	.01	1.15	1.16	—	—	—	11.16	11.60	188.33			.29		.80		.08
Class 529-F-1:
4/30/14[6,7]	13.94	.12	.55	.67	(.16)	(.01)	(.17)	14.44	4.87	2,282.34		[8]	.24	[8]	.73	[8]	1.66	[8]
10/31/13	11.18	.16	2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37	1,162.37			.27		.77		1.26
10/31/12[6,9]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80	258.16			.11		.62		.23

See page 53 for footnotes.

40	American Funds Portfolio Series

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
4/30/14[6,7]	$13.81	$.05		$.55	$.60	$(.09)	$(.01)	$(.10)	$14.31	4.38%	$1,361	1.27%[8]		1.17%[8]		1.66%[8]		.73%[8]
10/31/13	11.14	.02		2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28	740	1.25		1.15		1.65		.13
10/31/12[6,9]	10.00	—	[10]	1.14	1.14	—	—	—	11.14	11.40	134.51			.47		.98		(.04)
Class R-2:
4/30/14[6,7]	13.80	.05		.55	.60	(.10)	(.01)	(.11)	14.29	4.41	14,383	1.29	[8]	1.19	[8]	1.68	[8]	.70	[8]
10/31/13	11.15	(.02)		2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24	6,809	1.27		1.17		1.67		(.18)
10/31/12[6,9]	10.00	(.02)		1.17	1.15	—	—	—	11.15	11.50	445.47			.42		.93		(.21)
Class R-3:
4/30/14[6,7]	13.86	.09		.54	.63	(.12)	(.01)	(.13)	14.36	4.61	9,709.85		[8]	.75	[8]	1.24	[8]	1.26	[8]
10/31/13	11.16	.05		2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77	6,460.83			.73		1.23		.36
10/31/12[6,9]	10.00	.04		1.12	1.16	—	—	—	11.16	11.60	227.33			.29		.80		.39
Class R-4:
4/30/14[6,7]	13.93	.11		.55	.66	(.15)	(.01)	(.16)	14.43	4.79	2,576.51		[8]	.41	[8]	.90	[8]	1.54	[8]
10/31/13	11.18	.14		2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27	1,557.49			.39		.89		1.11
10/31/12[6,9]	10.00	—	[10]	1.18	1.18	—	—	—	11.18	11.80	318.21			.16		.67		(.02)
Class R-5:
4/30/14[6,7]	13.97	.14		.54	.68	(.17)	(.01)	(.18)	14.47	4.95	23,148.21		[8]	.11	[8]	.60	[8]	1.94	[8]
10/31/13	11.18	.18		2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66	20,587.23			.13		.63		1.47
10/31/12[6,9]	10.00	.03		1.15	1.18	—	—	—	11.18	11.80	10,674.10			.05		.56		.30
Class R-6:
4/30/14[6,7]	14.02	.12		.57	.69	(.18)	(.01)	(.19)	14.52	4.96	7,024.18		[8]	.08	[8]	.57	[8]	1.71	[8]
10/31/13	11.17	.10		2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57	2,993.18			.08		.58		.79
10/31/12[6,9]	10.00	.05		1.12	1.17	—	—	—	11.17	11.70	18.13			.08		.59		.52

American Funds Portfolio Series	41

Financial highlights (continued)

American Funds Growth Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/14[6,7]	$14.02	$.06	$.75	$.81	$(.08)	$(.04)	$(.12)	$14.71	5.78%	$1,011,777.44%[8]			.34%[8]		.77%[8]		.79%[8]
10/31/13	11.02	.09	3.02	3.11	(.11)	—	(.11)	14.02	28.45	646,413.45			.35		.79		.67
10/31/12[6,9]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	108,024.24			.19		.64		.15
Class B:
4/30/14[6,7]	13.89	— [10]	.74	.74	—	(.04)	(.04)	14.59	5.32	5,616	1.25	[8]	1.15	[8]	1.58	[8]	.02 [8]
10/31/13	10.98	— [10]	3.00	3.00	(.09)	—	(.09)	13.89	27.47	4,674	1.26		1.16		1.60		(.04)
10/31/12[6,9]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	1,427.55			.51		.96		(.23)
Class C:
4/30/14[6,7]	13.89	— [10]	.74	.74	(.02)	(.04)	(.06)	14.57	5.33	192,767	1.24	[8]	1.14	[8]	1.57	[8]	(.04)[8]
10/31/13	10.98	(.02)	3.02	3.00	(.09)	—	(.09)	13.89	27.52	108,168	1.24		1.14		1.58		(.17)
10/31/12[6,9]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	14,284.55			.50		.95		(.27)
Class F-1:
4/30/14[6,7]	14.01	.05	.76	.81	(.08)	(.04)	(.12)	14.70	5.76	29,248.51		[8]	.41	[8]	.84	[8]	.74 [8]
10/31/13	11.02	.08	3.02	3.10	(.11)	—	(.11)	14.01	28.41	19,066.51			.41		.85		.64
10/31/12[6,9]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	3,161.19			.15		.60		.19
Class F-2:
4/30/14[6,7]	14.05	.07	.76	.83	(.10)	(.04)	(.14)	14.74	5.88	46,960.26		[8]	.16	[8]	.59	[8]	.96 [8]
10/31/13	11.03	.08	3.06	3.14	(.12)	—	(.12)	14.05	28.75	31,290.26			.16		.60		.64
10/31/12[6,9]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	1,851.09			.05		.50		.27
Class 529-A:
4/30/14[6,7]	14.01	.05	.76	.81	(.08)	(.04)	(.12)	14.70	5.75	141,445.51		[8]	.41	[8]	.84	[8]	.71 [8]
10/31/13	11.01	.09	3.02	3.11	(.11)	—	(.11)	14.01	28.49	89,932.49			.39		.83		.71
10/31/12[6,9]	10.00	.01	1.00	1.01	—	—	—	11.01	10.10	20,903.23			.18		.63		.09
Class 529-B:
4/30/14[6,7]	13.89	(.01)	.75	.74	—	(.04)	(.04)	14.59	5.32	1,169	1.34	[8]	1.24	[8]	1.67	[8]	(.13)[8]
10/31/13	10.98	.01	2.97	2.98	(.07)	—	(.07)	13.89	27.33	896	1.36		1.26		1.70		.04
10/31/12[6,9]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	507.59			.55		1.00		(.23)
Class 529-C:
4/30/14[6,7]	13.88	(.01)	.74	.73	—10	(.04)	(.04)	14.57	5.26	52,757	1.33	[8]	1.23	[8]	1.66	[8]	(.11)[8]
10/31/13	10.98	(.02)	3.00	2.98	(.08)	—	(.08)	13.88	27.35	32,778	1.34		1.24		1.68		(.15)
10/31/12[6,9]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	8,041.60			.55		1.00		(.30)
Class 529-E:
4/30/14[6,7]	13.96	.03	.74	.77	(.05)	(.04)	(.09)	14.64	5.54	8,051.80		[8]	.70	[8]	1.13	[8]	.41 [8]
10/31/13	11.00	.05	3.02	3.07	(.11)	—	(.11)	13.96	28.14	4,826.80			.70		1.14		.39
10/31/12[6,9]	10.00	(.01)	1.01	1.00	—	—	—	11.00	10.00	657.35			.30		.75		(.05)
Class 529-F-1:
4/30/14[6,7]	14.04	.07	.74	.81	(.09)	(.04)	(.13)	14.72	5.78	6,909.33		[8]	.23	[8]	.66	[8]	.91 [8]
10/31/13	11.03	.11	3.02	3.13	(.12)	—	(.12)	14.04	28.73	4,311.34			.24		.68		.90
10/31/12[6,9]	10.00	.02	1.01	1.03	—	—	—	11.03	10.20	969.14			.10		.55		.16

See page 53 for footnotes.

42	American Funds Portfolio Series

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net (loss) income to average net assets[3]
Class R-1:
4/30/14[6,7]	$13.90	$— [10]	$.74	$.74	$—	$(.04)	$(.04)	$14.60	5.32%	$3,727	1.26%[8]		1.16%[8]		1.59%[8]		(.05)%[8]
10/31/13	10.99	.01	2.99	3.00	(.09)	—	(.09)	13.90	27.52	2,447	1.24		1.14		1.58		.11
10/31/12[6,9]	10.00	(.04)	1.03	.99	—	—	—	10.99	9.90	752.56			.51		.96		(.34)
Class R-2:
4/30/14[6,7]	13.90	(.01)	.76	.75	(.03)	(.04)	(.07)	14.58	5.36	26,021	1.27	[8]	1.17	[8]	1.60	[8]	(.10)[8]
10/31/13	11.00	(.03)	3.03	3.00	(.10)	—	(.10)	13.90	27.44	13,430	1.24		1.14		1.58		(.22)
10/31/12[6,9]	10.00	(.03)	1.03	1.00	—	—	—	11.00	10.00	1,509.48			.44		.89		(.27)
Class R-3:
4/30/14[6,7]	13.97	.03	.74	.77	(.04)	(.04)	(.08)	14.66	5.54	16,275.82		[8]	.72	[8]	1.15	[8]	.38 [8]
10/31/13	11.01	.01	3.05	3.06	(.10)	—	(.10)	13.97	28.02	8,931.81			.71		1.15		.06
10/31/12[6,9]	10.00	.02	.99	1.01	—	—	—	11.01	10.10	505.32			.27		.72		.19
Class R-4:
4/30/14[6,7]	14.02	.05	.75	.80	(.08)	(.04)	(.12)	14.70	5.69	3,731.49		[8]	.39	[8]	.82	[8]	.72 [8]
10/31/13	11.03	.08	3.03	3.11	(.12)	—	(.12)	14.02	28.45	2,389.46			.36		.80		.62
10/31/12[6,9]	10.00	— [10]	1.03	1.03	—	—	—	11.03	10.30	227.18			.13		.58		.04
Class R-5:
4/30/14[6,7]	14.06	.08	.75	.83	(.10)	(.04)	(.14)	14.75	5.91	22,258.20		[8]	.10	[8]	.53	[8]	1.09 [8]
10/31/13	11.03	.14	3.01	3.15	(.12)	—	(.12)	14.06	28.84	20,387.20			.10		.54		1.12
10/31/12[6,9]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	8,737.09			.04		.49		.24
Class R-6:
4/30/14[6,7]	14.07	.07	.75	.82	(.10)	(.04)	(.14)	14.75	5.87	7,770.16		[8]	.06	[8]	.49	[8]	.92 [8]
10/31/13	11.03	.07	3.08	3.15	(.11)	—	(.11)	14.07	28.84	3,462.15			.05		.49		.52
10/31/12[6,9]	10.00	.05	.98	1.03	—	—	—	11.03	10.30	71.12			.07		.52		.46

American Funds Portfolio Series	43

Financial highlights (continued)

American Funds Growth and Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/14[6,7]	$12.74	$.16	$.59	$.75	$(.17)	$(.01)	$(.18)	$13.31	5.91%	$2,007,150.43%[8]			.33%[8]		.71%[8]		2.51%[8]
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	20.01	1,394,069.43			.33		.70		2.19
10/31/12[6,9]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.63	299,962.23			.18		.56		.89
Class B:
4/30/14[6,7]	12.71	.10	.59	.69	(.11)	(.01)	(.12)	13.28	5.50	10,440	1.24	[8]	1.14	[8]	1.52	[8]	1.71	[8]
10/31/13	10.86	.17	1.88	2.05	(.20)	—	(.20)	12.71	19.08	9,863	1.25		1.15		1.52		1.47
10/31/12[6,9]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	3,761.55			.50		.88		.59
Class C:
4/30/14[6,7]	12.69	.11	.59	.70	(.12)	(.01)	(.13)	13.26	5.56	375,128	1.23	[8]	1.13	[8]	1.51	[8]	1.71	[8]
10/31/13	10.86	.16	1.88	2.04	(.21)	—	(.21)	12.69	19.03	237,496	1.22		1.12		1.49		1.36
10/31/12[6,9]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	39,558.54			.50		.88		.53
Class F-1:
4/30/14[6,7]	12.74	.16	.59	.75	(.16)	(.01)	(.17)	13.32	5.96	49,858.50		[8]	.40	[8]	.78	[8]	2.43	[8]
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.98	32,573.49			.39		.76		2.16
10/31/12[6,9]	10.00	.08	.88	.96	(.08)	—	(.08)	10.88	9.66	6,749.20			.15		.53		.79
Class F-2:
4/30/14[6,7]	12.75	.18	.59	.77	(.18)	(.01)	(.19)	13.33	6.07	51,146.25		[8]	.15	[8]	.53	[8]	2.73	[8]
10/31/13	10.89	.28	1.88	2.16	(.30)	—	(.30)	12.75	20.22	32,850.24			.14		.51		2.31
10/31/12[6,9]	10.00	.11	.87	.98	(.09)	—	(.09)	10.89	9.81	4,114.09			.04		.42		1.06
Class 529-A:
4/30/14[6,7]	12.74	.15	.59	.74	(.16)	(.01)	(.17)	13.31	5.86	180,192.53		[8]	.43	[8]	.81	[8]	2.40	[8]
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.95	128,915.49			.39		.76		2.17
10/31/12[6,9]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.61	35,800.26			.22		.60		.84
Class 529-B:
4/30/14[6,7]	12.71	.10	.59	.69	(.11)	(.01)	(.12)	13.28	5.44	1,481	1.33	[8]	1.23	[8]	1.61	[8]	1.55	[8]
10/31/13	10.86	.17	1.87	2.04	(.19)	—	(.19)	12.71	18.99	1,398	1.34		1.24		1.61		1.45
10/31/12[6,9]	10.00	.06	.86	.92	(.06)	—	(.06)	10.86	9.25	604.59			.54		.92		.53
Class 529-C:
4/30/14[6,7]	12.69	.10	.59	.69	(.11)	(.01)	(.12)	13.26	5.50	76,913	1.32	[8]	1.22	[8]	1.60	[8]	1.61	[8]
10/31/13	10.86	.16	1.86	2.02	(.19)	—	(.19)	12.69	18.86	55,610	1.33		1.23		1.60		1.33
10/31/12[6,9]	10.00	.05	.88	.93	(.07)	—	(.07)	10.86	9.29	14,675.59			.54		.92		.49
Class 529-E:
4/30/14[6,7]	12.72	.15	.58	.73	(.15)	(.01)	(.16)	13.29	5.75	9,012.79		[8]	.69	[8]	1.07	[8]	2.15	[8]
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.61	6,206.79			.69		1.06		1.80
10/31/12[6,9]	10.00	.07	.88	.95	(.08)	—	(.08)	10.87	9.52	1,115.34			.30		.68		.63
Class 529-F-1:
4/30/14[6,7]	12.75	.17	.58	.75	(.17)	(.01)	(.18)	13.32	5.96	13,450.32		[8]	.22	[8]	.60	[8]	2.59	[8]
10/31/13	10.89	.29	1.87	2.16	(.30)	—	(.30)	12.75	20.14	10,000.32			.22		.59		2.41
10/31/12[6,9]	10.00	.10	.87	.97	(.08)	—	(.08)	10.89	9.78	1,331.14			.09		.47		.89

See page 53 for footnotes.

44	American Funds Portfolio Series

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/14[6,7]	$12.70	$.11	$.59	$.70	$(.12)	$(.01)	$(.13)	$13.27	5.53%	$5,628	1.25%[8]		1.15%[8]		1.53%[8]		1.69%[8]
10/31/13	10.86	.16	1.89	2.05	(.21)	—	(.21)	12.70	19.12	3,936	1.23		1.13		1.50		1.38
10/31/12[6,9]	10.00	.08	.85	.93	(.07)	—	(.07)	10.86	9.28	816.54			.50		.88		.79
Class R-2:
4/30/14[6,7]	12.69	.11	.59	.70	(.12)	(.01)	(.13)	13.26	5.55	29,150	1.28	[8]	1.18	[8]	1.56	[8]	1.71	[8]
10/31/13	10.86	.14	1.90	2.04	(.21)	—	(.21)	12.69	19.09	17,575	1.24		1.14		1.51		1.21
10/31/12[6,9]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.38	1,484.48			.43		.81		.52
Class R-3:
4/30/14[6,7]	12.72	.13	.59	.72	(.14)	(.01)	(.15)	13.29	5.73	21,159.82		[8]	.72	[8]	1.10	[8]	2.09	[8]
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.67	13,492.80			.70		1.07		1.79
10/31/12[6,9]	10.00	.12	.83	.95	(.08)	—	(.08)	10.87	9.52	1,298.31			.27		.65		1.09
Class R-4:
4/30/14[6,7]	12.74	.17	.58	.75	(.17)	(.01)	(.18)	13.31	5.92	6,514.48		[8]	.38	[8]	.76	[8]	2.67	[8]
10/31/13	10.89	.24	1.90	2.14	(.29)	—	(.29)	12.74	19.95	2,308.44			.34		.71		1.97
10/31/12[6,9]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	93.16			.11		.49		1.02
Class R-5:
4/30/14[6,7]	12.76	.18	.58	.76	(.18)	(.01)	(.19)	13.33	6.01	21,546.19		[8]	.09	[8]	.47	[8]	2.76	[8]
10/31/13	10.89	.30	1.88	2.18	(.31)	—	(.31)	12.76	20.35	19,937.18			.08		.45		2.58
10/31/12[6,9]	10.00	.10	.88	.98	(.09)	—	(.09)	10.89	9.81	11,519.08			.03		.41		.96
Class R-6:
4/30/14[6,7]	12.75	.17	.60	.77	(.18)	(.01)	(.19)	13.33	6.12	4,730.15		[8]	.05	[8]	.43	[8]	2.63	[8]
10/31/13	10.89	.27	1.90	2.17	(.31)	—	(.31)	12.75	20.26	1,457.14			.04		.41		2.27
10/31/12[6,9]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	49.14			.10		.48		1.02

American Funds Portfolio Series	45

Financial highlights (continued)

American Funds Balanced Portfolio

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class A:
4/30/14[6,7]	$12.44	$.13	$.50	$.63	$(.13)	$12.94	5.11%	$1,405,842	.43%[8]		.33%[8]		.67%[8]		2.01%[8]
10/31/13	10.80	.21	1.64	1.85	(.21)	12.44	17.29	1,010,259	.45		.35		.69		1.76
10/31/12[6,9]	10.00	.08	.78	.86	(.06)	10.80	8.62	238,580	.23		.18		.53		.73
Class B:
4/30/14[6,7]	12.41	.08	.49	.57	(.08)	12.90	4.61	7,464	1.24	[8]	1.14	[8]	1.48	[8]	1.22	[8]
10/31/13	10.78	.12	1.63	1.75	(.12)	12.41	16.38	6,636	1.25		1.15		1.49		1.03
10/31/12[6,9]	10.00	.04	.79	.83	(.05)	10.78	8.29	3,190	.55		.50		.85		.37
Class C:
4/30/14[6,7]	12.39	.07	.51	.58	(.09)	12.88	4.67	311,821	1.24	[8]	1.14	[8]	1.48	[8]	1.19	[8]
10/31/13	10.78	.11	1.64	1.75	(.14)	12.39	16.32	196,946	1.23		1.13		1.47		.96
10/31/12[6,9]	10.00	.04	.79	.83	(.05)	10.78	8.30	40,201	.54		.50		.85		.37
Class F-1:
4/30/14[6,7]	12.43	.12	.52	.64	(.13)	12.94	5.15	56,539	.51	[8]	.41	[8]	.75	[8]	1.94	[8]
10/31/13	10.80	.19	1.65	1.84	(.21)	12.43	17.20	39,594	.50		.40		.74		1.61
10/31/12[6,9]	10.00	.08	.78	.86	(.06)	10.80	8.64	4,298	.19		.15		.50		.79
Class F-2:
4/30/14[6,7]	12.45	.14	.50	.64	(.14)	12.95	5.18	46,548	.25	[8]	.15	[8]	.49	[8]	2.15	[8]
10/31/13	10.81	.23	1.64	1.87	(.23)	12.45	17.51	29,111	.25		.15		.49		1.96
10/31/12[6,9]	10.00	.09	.79	.88	(.07)	10.81	8.80	6,126	.09		.04		.39		.88
Class 529-A:
4/30/14[6,7]	12.43	.12	.51	.63	(.13)	12.93	5.06	114,572	.52	[8]	.42	[8]	.76	[8]	1.93	[8]
10/31/13	10.79	.21	1.63	1.84	(.20)	12.43	17.27	89,698	.49		.39		.73		1.77
10/31/12[6,9]	10.00	.07	.78	.85	(.06)	10.79	8.51	34,148	.27		.23		.58		.66
Class 529-B:
4/30/14[6,7]	12.41	.07	.50	.57	(.07)	12.91	4.63	938	1.33	[8]	1.23	[8]	1.57	[8]	1.18	[8]
10/31/13	10.78	.11	1.63	1.74	(.11)	12.41	16.23	982	1.34		1.24		1.58		.91
10/31/12[6,9]	10.00	.04	.78	.82	(.04)	10.78	8.25	495	.59		.54		.89		.38
Class 529-C:
4/30/14[6,7]	12.40	.07	.50	.57	(.08)	12.89	4.61	61,476	1.33	[8]	1.23	[8]	1.57	[8]	1.09	[8]
10/31/13	10.78	.11	1.63	1.74	(.12)	12.40	16.26	43,459	1.33		1.23		1.57		.91
10/31/12[6,9]	10.00	.04	.78	.82	(.04)	10.78	8.25	14,126	.59		.55		.90		.33
Class 529-E:
4/30/14[6,7]	12.42	.10	.51	.61	(.11)	12.92	4.91	4,111	.80	[8]	.70	[8]	1.04	[8]	1.64	[8]
10/31/13	10.79	.17	1.63	1.80	(.17)	12.42	16.89	3,297	.80		.70		1.04		1.44
10/31/12[6,9]	10.00	.06	.79	.85	(.06)	10.79	8.49	876	.35		.30		.65		.61
Class 529-F-1:
4/30/14[6,7]	12.44	.13	.51	.64	(.14)	12.94	5.15	11,447	.32	[8]	.22	[8]	.56	[8]	2.13	[8]
10/31/13	10.80	.24	1.62	1.86	(.22)	12.44	17.45	9,325	.32		.22		.56		2.03
10/31/12[6,9]	10.00	.09	.77	.86	(.06)	10.80	8.67	1,353	.14		.09		.44		.85

See page 53 for footnotes.

46	American Funds Portfolio Series

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/14[6,7]	$12.40	$.08	$.50	$.58	$(.08)	$12.90	4.71%	$5,346	1.25%[8]		1.15%[8]		1.49%[8]		1.24%[8]
10/31/13	10.78	.11	1.64	1.75	(.13)	12.40	16.40	4,312	1.24		1.14		1.48		.95
10/31/12[6,9]	10.00	.04	.79	.83	(.05)	10.78	8.32	807	.55		.50		.85		.36
Class R-2:
4/30/14[6,7]	12.40	.07	.51	.58	(.09)	12.89	4.65	27,706	1.28	[8]	1.18	[8]	1.52	[8]	1.12	[8]
10/31/13	10.79	.11	1.64	1.75	(.14)	12.40	16.33	15,102	1.25		1.15		1.49		.90
10/31/12[6,9]	10.00	.04	.81	.85	(.06)	10.79	8.50	2,552	.48		.44		.79		.40
Class R-3:
4/30/14[6,7]	12.42	.10	.51	.61	(.11)	12.92	4.92	26,611	.82	[8]	.72	[8]	1.06	[8]	1.58	[8]
10/31/13	10.79	.16	1.64	1.80	(.17)	12.42	16.86	18,071	.80		.70		1.04		1.36
10/31/12[6,9]	10.00	.10	.75	.85	(.06)	10.79	8.53	4,686	.31		.26		.61		.89
Class R-4:
4/30/14[6,7]	12.44	.12	.51	.63	(.13)	12.94	5.07	33,585	.50	[8]	.40	[8]	.74	[8]	1.93	[8]
10/31/13	10.80	.20	1.65	1.85	(.21)	12.44	17.33	24,301	.43		.33		.67		1.71
10/31/12[6,9]	10.00	.10	.76	.86	(.06)	10.80	8.61	596	.20		.15		.50		.92
Class R-5:
4/30/14[6,7]	12.45	.14	.51	.65	(.15)	12.95	5.21	16,943	.19	[8]	.09	[8]	.43	[8]	2.28	[8]
10/31/13	10.81	.24	1.63	1.87	(.23)	12.45	17.56	14,689	.18		.08		.42		2.06
10/31/12[6,9]	10.00	.09	.79	.88	(.07)	10.81	8.80	6,741	.08		.03		.38		.83
Class R-6:
4/30/14[6,7]	12.45	.15	.50	.65	(.15)	12.95	5.23	19,250	.15	[8]	.05	[8]	.39	[8]	2.30	[8]
10/31/13	10.81	.24	1.64	1.88	(.24)	12.45	17.57	10,126	.14		.04		.38		2.01
10/31/12[6,9]	10.00	.10	.77	.87	(.06)	10.81	8.77	53	.13		.08		.43		.93

American Funds Portfolio Series	47

Financial highlights (continued)

American Funds Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class A:
4/30/14[6,7]	$11.46	$.19	$.36	$.55	$(.20)	$(.01)	$(.21)	$11.80	4.78%	$1,408,925.46%[8]			.36%[8]		.67%[8]		3.39%[8]
10/31/13	10.57	.36	.90	1.26	(.37)	—	(.37)	11.46	12.19	1,066,759.48			.38		.68		3.28
10/31/12[6,9]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.84	306,501.23			.18		.49		1.54
Class B:
4/30/14[6,7]	11.43	.15	.35	.50	(.15)	(.01)	(.16)	11.77	4.36	6,491	1.25	[8]	1.15	[8]	1.46	[8]	2.59	[8]
10/31/13	10.55	.28	.90	1.18	(.30)	—	(.30)	11.43	11.35	6,237	1.25		1.15		1.45		2.51
10/31/12[6,9]	10.00	.13	.51	.64	(.09)	—	(.09)	10.55	6.47	2,472.55			.50		.81		1.26
Class C:
4/30/14[6,7]	11.41	.15	.36	.51	(.15)	(.01)	(.16)	11.76	4.50	296,164	1.24	[8]	1.14	[8]	1.45	[8]	2.62	[8]
10/31/13	10.54	.28	.90	1.18	(.31)	—	(.31)	11.41	11.35	214,367	1.23		1.13		1.43		2.51
10/31/12[6,9]	10.00	.12	.52	.64	(.10)	—	(.10)	10.54	6.41	57,237.54			.50		.81		1.20
Class F-1:
4/30/14[6,7]	11.46	.19	.36	.55	(.19)	(.01)	(.20)	11.81	4.83	52,592.51		[8]	.41	[8]	.72	[8]	3.34	[8]
10/31/13	10.57	.37	.89	1.26	(.37)	—	(.37)	11.46	12.17	41,800.51			.41		.71		3.31
10/31/12[6,9]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.85	18,026.20			.16		.47		1.50
Class F-2:
4/30/14[6,7]	11.46	.21	.35	.56	(.20)	(.01)	(.21)	11.81	4.94	42,939.25		[8]	.15	[8]	.46	[8]	3.58	[8]
10/31/13	10.57	.39	.90	1.29	(.40)	—	(.40)	11.46	12.44	35,534.25			.15		.45		3.50
10/31/12[6,9]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.90	9,843.09			.04		.35		1.61
Class 529-A:
4/30/14[6,7]	11.45	.19	.36	.55	(.19)	(.01)	(.20)	11.80	4.82	50,464.55		[8]	.45	[8]	.76	[8]	3.30	[8]
10/31/13	10.56	.35	.91	1.26	(.37)	—	(.37)	11.45	12.14	38,848.55			.45		.75		3.20
10/31/12[6,9]	10.00	.16	.51	.67	(.11)	—	(.11)	10.56	6.72	13,033.25			.20		.51		1.56
Class 529-B:
4/30/14[6,7]	11.43	.14	.37	.51	(.15)	(.01)	(.16)	11.78	4.42	799	1.33	[8]	1.23	[8]	1.54	[8]	2.52	[8]
10/31/13	10.55	.27	.90	1.17	(.29)	—	(.29)	11.43	11.23	666	1.34		1.24		1.54		2.45
10/31/12[6,9]	10.00	.12	.53	.65	(.10)	—	(.10)	10.55	6.50	335.58			.53		.84		1.12
Class 529-C:
4/30/14[6,7]	11.41	.14	.37	.51	(.15)	(.01)	(.16)	11.76	4.44	36,358	1.33	[8]	1.23	[8]	1.54	[8]	2.51	[8]
10/31/13	10.54	.27	.89	1.16	(.29)	—	(.29)	11.41	11.23	29,463	1.33		1.23		1.53		2.42
10/31/12[6,9]	10.00	.13	.51	.64	(.10)	—	(.10)	10.54	6.41	8,891.59			.54		.85		1.20
Class 529-E:
4/30/14[6,7]	11.44	.17	.37	.54	(.18)	(.01)	(.19)	11.79	4.70	4,071.80		[8]	.70	[8]	1.01	[8]	3.04	[8]
10/31/13	10.56	.33	.89	1.22	(.34)	—	(.34)	11.44	11.80	2,648.80			.70		1.00		2.98
10/31/12[6,9]	10.00	.15	.52	.67	(.11)	—	(.11)	10.56	6.69	856.35			.30		.61		1.47
Class 529-F-1:
4/30/14[6,7]	11.46	.20	.36	.56	(.20)	(.01)	(.21)	11.81	4.92	3,683.32		[8]	.22	[8]	.53	[8]	3.57	[8]
10/31/13	10.57	.39	.89	1.28	(.39)	—	(.39)	11.46	12.36	2,293.33			.23		.53		3.54
10/31/12[6,9]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.89	456.14			.09		.40		1.63

See page 53 for footnotes.

48	American Funds Portfolio Series

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/14[6,7]	$11.42	$.15	$.35	$.50	$(.15)	$(.01)	$(.16)	$11.76	4.39%	$1,082	1.25%[8]		1.15%[8]		1.46%[8]		2.56%[8]
10/31/13	10.55	.28	.90	1.18	(.31)	—	(.31)	11.42	11.36	783	1.23		1.13		1.43		2.57
10/31/12[6,9]	10.00	.17	.49	.66	(.11)	—	(.11)	10.55	6.59	152.48			.43		.74		1.63
Class R-2:
4/30/14[6,7]	11.42	.14	.37	.51	(.15)	(.01)	(.16)	11.77	4.45	12,669	1.31	[8]	1.21	[8]	1.52	[8]	2.52	[8]
10/31/13	10.56	.27	.90	1.17	(.31)	—	(.31)	11.42	11.26	9,757	1.25		1.15		1.45		2.44
10/31/12[6,9]	10.00	.13	.53	.66	(.10)	—	(.10)	10.56	6.67	2,028.50			.45		.76		1.28
Class R-3:
4/30/14[6,7]	11.45	.18	.35	.53	(.18)	(.01)	(.19)	11.79	4.61	10,093.82		[8]	.72	[8]	1.03	[8]	3.11	[8]
10/31/13	10.56	.31	.92	1.23	(.34)	—	(.34)	11.45	11.86	6,348.81			.71		1.01		2.83
10/31/12[6,9]	10.00	.19	.48	.67	(.11)	—	(.11)	10.56	6.75	1,844.31			.26		.57		1.85
Class R-4:
4/30/14[6,7]	11.46	.19	.36	.55	(.19)	(.01)	(.20)	11.81	4.81	6,062.50		[8]	.40	[8]	.71	[8]	3.25	[8]
10/31/13	10.57	.37	.90	1.27	(.38)	—	(.38)	11.46	12.24	6,417.45			.35		.65		3.37
10/31/12[6,9]	10.00	.23	.46	.69	(.12)	—	(.12)	10.57	6.89	874.18			.14		.45		2.21
Class R-5:
4/30/14[6,7]	11.47	.21	.36	.57	(.21)	(.01)	(.22)	11.82	4.97	9,770.19		[8]	.09	[8]	.40	[8]	3.68	[8]
10/31/13	10.57	.39	.91	1.30	(.40)	—	(.40)	11.47	12.58	8,539.19			.09		.39		3.54
10/31/12[6,9]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.91	5,329.08			.03		.34		1.68
Class R-6:
4/30/14[6,7]	11.47	.21	.36	.57	(.21)	(.01)	(.22)	11.82	4.99	2,908.16		[8]	.06	[8]	.37	[8]	3.72	[8]
10/31/13	10.57	.37	.93	1.30	(.40)	—	(.40)	11.47	12.57	1,806.13			.03		.33		3.29
10/31/12[6,9]	10.00	.19	.50	.69	(.12)	—	(.12)	10.57	6.89	47.14			.09		.40		1.79

American Funds Portfolio Series	49

Financial highlights (continued)

American Funds Tax-Advantaged Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class A:
4/30/14[6,7]	$11.54	$.18	$.57	$.75	$(.18)	$—	$(.18)	$12.11	6.52%	$299,625.54%[8]			.44%[8]		.81%[8]		3.01%[8]
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.28	220,482.55			.45		.82		2.93
10/31/12[6,9]	10.00	.15	.62	.77	(.11)	—	(.11)	10.66	7.73	66,173.24			.19		.55		1.45
Class B:
4/30/14[6,7]	11.52	.13	.57	.70	(.14)	—	(.14)	12.08	6.11	367	1.27	[8]	1.17	[8]	1.54	[8]	2.28	[8]
10/31/13	10.66	.25	.85	1.10	(.23)	(.01)	(.24)	11.52	10.38	225	1.28		1.18		1.55		2.24
10/31/12[6,9]	10.00	.12	.63	.75	(.09)	—	(.09)	10.66	7.51	74.52			.48		.84		1.20
Class C:
4/30/14[6,7]	11.50	.13	.57	.70	(.14)	—	(.14)	12.06	6.11	42,244	1.27	[8]	1.17	[8]	1.54	[8]	2.29	[8]
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45	27,188	1.27		1.17		1.54		2.21
10/31/12[6,9]	10.00	.11	.63	.74	(.10)	—	(.10)	10.64	7.43	7,552.55			.50		.86		1.01
Class F-1:
4/30/14[6,7]	11.54	.18	.57	.75	(.18)	—	(.18)	12.11	6.51	13,568.53		[8]	.43	[8]	.80	[8]	3.04	[8]
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31	10,831.53			.43		.80		2.92
10/31/12[6,9]	10.00	.14	.63	.77	(.11)	—	(.11)	10.66	7.79	2,884.19			.15		.51		1.30
Class F-2:
4/30/14[6,7]	11.54	.19	.58	.77	(.19)	—	(.19)	12.12	6.73	9,327.28		[8]	.18	[8]	.55	[8]	3.24	[8]
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46	5,558.28			.18		.55		3.21
10/31/12[6,9]	10.00	.15	.64	.79	(.12)	—	(.12)	10.67	7.92	1,443.10			.05		.41		1.48

See page 53 for footnotes.

50	American Funds Portfolio Series

American Funds Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class A:
4/30/14[6,7]	$9.91	$.06	$.01	$.07	$(.06)	$9.92	.68%	$353,918	.49%[8]		.37%[8]		.67%[8]		1.13%[8]
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.59)	332,931	.53		.41		.71		1.13
10/31/12[6,9]	10.00	.06	.07	.13	(.05)	10.08	1.26	163,334	.23		.19		.50		.60
Class B:
4/30/14[6,7]	9.91	.02	.01	.03	(.02)	9.92	.26	1,736	1.28	[8]	1.16	[8]	1.46	[8]	.35	[8]
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	2,357	1.28		1.17		1.47		.38
10/31/12[6,9]	10.00	.03	.07	.10	(.02)	10.08	.97	1,602	.55		.51		.82		.28
Class C:
4/30/14[6,7]	9.90	.02	.01	.03	(.02)	9.91	.29	72,278	1.27	[8]	1.16	[8]	1.46	[8]	.34	[8]
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.29)	67,237	1.27		1.15		1.45		.39
10/31/12[6,9]	10.00	.03	.06	.09	(.02)	10.07	.93	32,688	.55		.50		.81		.28
Class F-1:
4/30/14[6,7]	9.91	.05	.01	.06	(.05)	9.92	.64	6,709	.54	[8]	.42	[8]	.72	[8]	1.08	[8]
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	5,699	.54		.42		.72		1.13
10/31/12[6,9]	10.00	.06	.07	.13	(.05)	10.08	1.33	6,796	.20		.15		.46		.63
Class F-2:
4/30/14[6,7]	9.91	.07	.01	.08	(.07)	9.92	.77	6,205	.28	[8]	.17	[8]	.47	[8]	1.33	[8]
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.34)	6,072	.28		.17		.47		1.37
10/31/12[6,9]	10.00	.07	.07	.14	(.06)	10.08	1.40	3,043	.10		.05		.36		.74
Class 529-A:
4/30/14[6,7]	9.91	.05	.01	.06	(.05)	9.92	.62	38,241	.59	[8]	.47	[8]	.77	[8]	1.03	[8]
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	32,550	.56		.44		.74		1.09
10/31/12[6,9]	10.00	.06	.06	.12	(.04)	10.08	1.25	16,801	.26		.22		.53		.57
Class 529-B:
4/30/14[6,7]	9.92	.01	— [10]	.01	(.01)	9.92	.13	497	1.37	[8]	1.25	[8]	1.55	[8]	.25	[8]
10/31/13	10.08	.03	(.16)	(.13)	(.03)	9.92	(1.33)	500	1.38		1.26		1.56		.29
10/31/12[6,9]	10.00	.02	.07	.09	(.01)	10.08	.89	531	.59		.55		.86		.25
Class 529-C:
4/30/14[6,7]	9.91	.01	— [10]	.01	(.01)	9.91	.14	19,324	1.36	[8]	1.25	[8]	1.55	[8]	.25	[8]
10/31/13	10.08	.03	(.17)	(.14)	(.03)	9.91	(1.38)	17,406	1.37		1.25		1.55		.29
10/31/12[6,9]	10.00	.02	.07	.09	(.01)	10.08	.93	8,453	.60		.55		.86		.24
Class 529-E:
4/30/14[6,7]	9.91	.04	— [10]	.04	(.04)	9.91	.40	2,286	.83	[8]	.71	[8]	1.01	[8]	.78	[8]
10/31/13	10.07	.08	(.16)	(.08)	(.08)	9.91	(.78)	2,075	.83		.71		1.01		.83
10/31/12[6,9]	10.00	.05	.06	.11	(.04)	10.07	1.13	1,345	.35		.31		.62		.47
Class 529-F-1:
4/30/14[6,7]	9.91	.06	.01	.07	(.06)	9.92	.73	5,928	.36	[8]	.24	[8]	.54	[8]	1.26	[8]
10/31/13	10.08	.13	(.17)	(.04)	(.13)	9.91	(.40)	5,711	.35		.24		.54		1.28
10/31/12[6,9]	10.00	.07	.07	.14	(.06)	10.08	1.37	686	.14		.10		.41		.68

American Funds Portfolio Series	51

Financial highlights (continued)

American Funds Preservation Portfolio (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/14[6,7]	$9.91	$.02	$.01	$.03	$(.02)	$9.92	.28%	$670	1.29%[8]		1.17%[8]		1.47%[8]		.33%[8]
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	633	1.27		1.15		1.45		.39
10/31/12[6,9]	10.00	.03	.10	.13	(.05)	10.08	1.30	271	.45		.41		.72		.35
Class R-2:
4/30/14[6,7]	9.90	.01	.01	.02	(.02)	9.90	.17	6,628	1.36	[8]	1.24	[8]	1.54	[8]	.26	[8]
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.30)	5,702	1.29		1.17		1.47		.36
10/31/12[6,9]	10.00	.03	.08	.11	(.04)	10.07	1.11	1,401	.47		.42		.73		.33
Class R-3:
4/30/14[6,7]	9.91	.04	.01	.05	(.04)	9.92	.47	5,224	.89	[8]	.77	[8]	1.07	[8]	.73	[8]
10/31/13	10.08	.08	(.17)	(.09)	(.08)	9.91	(.85)	4,717	.83		.72		1.02		.80
10/31/12[6,9]	10.00	.05	.07	.12	(.04)	10.08	1.19	245	.33		.29		.60		.51
Class R-4:
4/30/14[6,7]	9.92	.05	— [10]	.05	(.05)	9.92	.55	2,389	.52	[8]	.40	[8]	.70	[8]	1.10	[8]
10/31/13	10.08	.12	(.17)	(.05)	(.11)	9.92	(.45)	1,471	.49		.38		.68		1.16
10/31/12[6,9]	10.00	.06	.08	.14	(.06)	10.08	1.36	271	.17		.13		.44		.63
Class R-5:
4/30/14[6,7]	9.91	.07	.01	.08	(.07)	9.92	.80	4,850	.22	[8]	.11	[8]	.41	[8]	1.39	[8]
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.28)	4,246	.22		.10		.40		1.44
10/31/12[6,9]	10.00	.07	.07	.14	(.06)	10.08	1.42	3,377	.08		.04		.35		.75
Class R-6:
4/30/14[6,7]	9.91	.07	.01	.08	(.07)	9.92	.71	108	.19	[8]	.08	[8]	.38	[8]	1.41	[8]
10/31/13	10.08	.15	(.18)	(.03)	(.14)	9.91	(.16)	110	.20		.08		.38		1.45
10/31/12[6,9]	10.00	.07	.06	.13	(.05)	10.08	1.34	24	.13		.08		.39		.72

52	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class A:
4/30/14[6,7]	$9.81	$.13	$.09	$.22	$(.13)	$9.90	2.27%	$126,360	.60%[8]		.45%[8]		.76%[8]		2.70%[8]
10/31/13	10.11	.25	(.30)	(.05)	(.25)	9.81	(.48)	122,445	.58		.45		.76		2.54
10/31/12[6,9]	10.00	.12	.09	.21	(.10)	10.11	2.10	71,341	.24		.19		.50		1.22
Class B:
4/30/14[6,7]	9.82	.10	.09	.19	(.10)	9.91	1.90	71	1.30	[8]	1.16	[8]	1.47	[8]	1.98	[8]
10/31/13	10.12	.18	(.30)	(.12)	(.18)	9.82	(1.21)	111	1.29		1.16		1.47		1.83
10/31/12[6,9]	10.00	.09	.09	.18	(.06)	10.12	1.84	101	.53		.49		.80		.92
Class C:
4/30/14[6,7]	9.80	.10	.09	.19	(.10)	9.89	1.93	35,669	1.30	[8]	1.16	[8]	1.47	[8]	1.99	[8]
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)	38,342	1.28		1.15		1.46		1.85
10/31/12[6,9]	10.00	.09	.09	.18	(.08)	10.10	1.77	22,159	.55		.51		.82		.89
Class F-1:
4/30/14[6,7]	9.81	.13	.10	.23	(.13)	9.91	2.39	3,651	.55	[8]	.42	[8]	.73	[8]	2.73	[8]
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)	5,324	.56		.42		.73		2.56
10/31/12[6,9]	10.00	.12	.09	.21	(.10)	10.11	2.13	9,144	.20		.16		.47		1.24
Class F-2:
4/30/14[6,7]	9.81	.15	.09	.24	(.15)	9.90	2.42	7,362	.30	[8]	.17	[8]	.48	[8]	2.98	[8]
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)	8,287	.30		.16		.47		2.82
10/31/12[6,9]	10.00	.13	.09	.22	(.11)	10.11	2.25	12,032	.10		.05		.36		1.34

	Six months ended		Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2014[6,7]		2013		2012[6,9,11]
Global Growth Portfolio	—%[12]		—%[12]		40%
Growth Portfolio	—	[12]	—	[12]	24
Growth and Income Portfolio	—	[12]	—	[12]	7
Balanced Portfolio	—	[12]	—	[12]	9
Income Portfolio	—	[12]	—	[12]	7
Tax-Advantaged Income Portfolio	2		2	[11]	45
Preservation Portfolio	3		11	[11]	16
Tax-Exempt Preservation Portfolio	11		28	[11]	36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During the periods shown, CRMC also reimbursed other fees and expenses for Preservation Portfolio and Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 54 to 60 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Unaudited for the six months ended April 30, 2014.
[8]	Annualized.
[9]	For the period May 18, 2012, commencement of operations, through October 31, 2012.
[10]	Amount less than $.01.
[11]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.
[12]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Portfolio Series	53

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2013, through April 30, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

54	American Funds Portfolio Series

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Global Growth Portfolio
Class A — actual return	$1,000.00	$1,048.00	$1.93	.38%	$4.42	.87%
Class A — assumed 5% return	1,000.00	1,022.91	1.91	.38	4.36	.87
Class B — actual return	1,000.00	1,044.11	5.88	1.16	8.36	1.65
Class B — assumed 5% return	1,000.00	1,019.04	5.81	1.16	8.25	1.65
Class C — actual return	1,000.00	1,044.31	5.88	1.16	8.36	1.65
Class C — assumed 5% return	1,000.00	1,019.04	5.81	1.16	8.25	1.65
Class F-1 — actual return	1,000.00	1,047.87	2.18	.43	4.67	.92
Class F-1 — assumed 5% return	1,000.00	1,022.66	2.16	.43	4.61	.92
Class F-2 — actual return	1,000.00	1,048.55	.86	.17	3.35	.66
Class F-2 — assumed 5% return	1,000.00	1,023.95	.85	.17	3.31	.66
Class 529-A — actual return	1,000.00	1,047.91	2.44	.48	4.93	.97
Class 529-A — assumed 5% return	1,000.00	1,022.41	2.41	.48	4.86	.97
Class 529-B — actual return	1,000.00	1,043.80	6.33	1.25	8.82	1.74
Class 529-B — assumed 5% return	1,000.00	1,018.60	6.26	1.25	8.70	1.74
Class 529-C — actual return	1,000.00	1,043.47	6.33	1.25	8.82	1.74
Class 529-C — assumed 5% return	1,000.00	1,018.60	6.26	1.25	8.70	1.74
Class 529-E — actual return	1,000.00	1,046.38	3.65	.72	6.14	1.21
Class 529-E — assumed 5% return	1,000.00	1,021.22	3.61	.72	6.06	1.21
Class 529-F-1 — actual return	1,000.00	1,048.72	1.22	.24	3.71	.73
Class 529-F-1 — assumed 5% return	1,000.00	1,023.60	1.20	.24	3.66	.73
Class R-1 — actual return	1,000.00	1,043.76	5.93	1.17	8.41	1.66
Class R-1 — assumed 5% return	1,000.00	1,018.99	5.86	1.17	8.30	1.66
Class R-2 — actual return	1,000.00	1,044.06	6.03	1.19	8.51	1.68
Class R-2 — assumed 5% return	1,000.00	1,018.89	5.96	1.19	8.40	1.68
Class R-3 — actual return	1,000.00	1,046.11	3.80	.75	6.29	1.24
Class R-3 — assumed 5% return	1,000.00	1,021.08	3.76	.75	6.21	1.24
Class R-4 — actual return	1,000.00	1,047.88	2.08	.41	4.57	.90
Class R-4 — assumed 5% return	1,000.00	1,022.76	2.06	.41	4.51	.90
Class R-5 — actual return	1,000.00	1,049.47	.56	.11	3.05	.60
Class R-5 — assumed 5% return	1,000.00	1,024.25	.55	.11	3.01	.60
Class R-6 — actual return	1,000.00	1,049.64	.41	.08	2.90	.57
Class R-6 — assumed 5% return	1,000.00	1,024.40	.40	.08	2.86	.57

See page 60 for footnotes.

American Funds Portfolio Series	55

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Growth Portfolio
Class A — actual return	$1,000.00	$1,057.81	$1.73	.34%	$3.93	.77%
Class A — assumed 5% return	1,000.00	1,023.11	1.71	.34	3.86	.77
Class B — actual return	1,000.00	1,053.22	5.85	1.15	8.04	1.58
Class B — assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.90	1.58
Class C — actual return	1,000.00	1,053.31	5.80	1.14	7.99	1.57
Class C — assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.85	1.57
Class F-1 — actual return	1,000.00	1,057.59	2.09	.41	4.29	.84
Class F-1 — assumed 5% return	1,000.00	1,022.76	2.06	.41	4.21	.84
Class F-2 — actual return	1,000.00	1,058.82	.82	.16	3.01	.59
Class F-2 — assumed 5% return	1,000.00	1,024.00	.80	.16	2.96	.59
Class 529-A — actual return	1,000.00	1,057.52	2.09	.41	4.29	.84
Class 529-A — assumed 5% return	1,000.00	1,022.76	2.06	.41	4.21	.84
Class 529-B — actual return	1,000.00	1,053.22	6.31	1.24	8.50	1.67
Class 529-B — assumed 5% return	1,000.00	1,018.65	6.21	1.24	8.35	1.67
Class 529-C — actual return	1,000.00	1,052.61	6.26	1.23	8.45	1.66
Class 529-C — assumed 5% return	1,000.00	1,018.70	6.16	1.23	8.30	1.66
Class 529-E — actual return	1,000.00	1,055.35	3.57	.70	5.76	1.13
Class 529-E — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.66	1.13
Class 529-F-1 — actual return	1,000.00	1,057.84	1.17	.23	3.37	.66
Class 529-F-1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	3.31	.66
Class R-1 — actual return	1,000.00	1,053.19	5.91	1.16	8.09	1.59
Class R-1 — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.95	1.59
Class R-2 — actual return	1,000.00	1,053.61	5.96	1.17	8.15	1.60
Class R-2 — assumed 5% return	1,000.00	1,018.99	5.86	1.17	8.00	1.60
Class R-3 — actual return	1,000.00	1,055.39	3.67	.72	5.86	1.15
Class R-3 — assumed 5% return	1,000.00	1,021.22	3.61	.72	5.76	1.15
Class R-4 — actual return	1,000.00	1,056.93	1.99	.39	4.18	.82
Class R-4 — assumed 5% return	1,000.00	1,022.86	1.96	.39	4.11	.82
Class R-5 — actual return	1,000.00	1,059.12	.51	.10	2.71	.53
Class R-5 — assumed 5% return	1,000.00	1,024.30	.50	.10	2.66	.53
Class R-6 — actual return	1,000.00	1,058.68	.31	.06	2.50	.49
Class R-6 — assumed 5% return	1,000.00	1,024.50	.30	.06	2.46	.49

See page 60 for footnotes.

56	American Funds Portfolio Series

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Growth and Income Portfolio
Class A — actual return	$1,000.00	$1,059.12	$1.68	.33%	$3.62	.71%
Class A — assumed 5% return	1,000.00	1,023.16	1.66	.33	3.56	.71
Class B — actual return	1,000.00	1,055.00	5.81	1.14	7.74	1.52
Class B — assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.60	1.52
Class C — actual return	1,000.00	1,055.59	5.76	1.13	7.70	1.51
Class C — assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.55	1.51
Class F-1 — actual return	1,000.00	1,059.58	2.04	.40	3.98	.78
Class F-1 — assumed 5% return	1,000.00	1,022.81	2.01	.40	3.91	.78
Class F-2 — actual return	1,000.00	1,060.71	.77	.15	2.71	.53
Class F-2 — assumed 5% return	1,000.00	1,024.05	.75	.15	2.66	.53
Class 529-A — actual return	1,000.00	1,058.64	2.19	.43	4.13	.81
Class 529-A — assumed 5% return	1,000.00	1,022.66	2.16	.43	4.06	.81
Class 529-B — actual return	1,000.00	1,054.35	6.27	1.23	8.20	1.61
Class 529-B — assumed 5% return	1,000.00	1,018.70	6.16	1.23	8.05	1.61
Class 529-C — actual return	1,000.00	1,054.95	6.22	1.22	8.15	1.60
Class 529-C — assumed 5% return	1,000.00	1,018.74	6.11	1.22	8.00	1.60
Class 529-E — actual return	1,000.00	1,057.47	3.52	.69	5.46	1.07
Class 529-E — assumed 5% return	1,000.00	1,021.37	3.46	.69	5.36	1.07
Class 529-F-1 — actual return	1,000.00	1,059.55	1.12	.22	3.06	.60
Class 529-F-1 — assumed 5% return	1,000.00	1,023.70	1.10	.22	3.01	.60
Class R-1 — actual return	1,000.00	1,055.31	5.86	1.15	7.80	1.53
Class R-1 — assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.65	1.53
Class R-2 — actual return	1,000.00	1,055.50	6.01	1.18	7.95	1.56
Class R-2 — assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.80	1.56
Class R-3 — actual return	1,000.00	1,057.30	3.67	.72	5.61	1.10
Class R-3 — assumed 5% return	1,000.00	1,021.22	3.61	.72	5.51	1.10
Class R-4 — actual return	1,000.00	1,059.18	1.94	.38	3.88	.76
Class R-4 — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.81	.76
Class R-5 — actual return	1,000.00	1,060.11	.46	.09	2.40	.47
Class R-5 — assumed 5% return	1,000.00	1,024.35	.45	.09	2.36	.47
Class R-6 — actual return	1,000.00	1,061.19	.26	.05	2.20	.43
Class R-6 — assumed 5% return	1,000.00	1,024.55	.25	.05	2.16	.43

American Funds Portfolio Series	57

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Balanced Portfolio
Class A — actual return	$1,000.00	$1,051.05	$1.68	.33%	$3.41	.67%
Class A — assumed 5% return	1,000.00	1,023.16	1.66	.33	3.36	.67
Class B — actual return	1,000.00	1,046.10	5.78	1.14	7.51	1.48
Class B — assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.40	1.48
Class C — actual return	1,000.00	1,046.72	5.79	1.14	7.51	1.48
Class C — assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.40	1.48
Class F-1 — actual return	1,000.00	1,051.49	2.09	.41	3.81	.75
Class F-1 — assumed 5% return	1,000.00	1,022.76	2.06	.41	3.76	.75
Class F-2 — actual return	1,000.00	1,051.82	.76	.15	2.49	.49
Class F-2 — assumed 5% return	1,000.00	1,024.05	.75	.15	2.46	.49
Class 529-A — actual return	1,000.00	1,050.58	2.14	.42	3.86	.76
Class 529-A — assumed 5% return	1,000.00	1,022.71	2.11	.42	3.81	.76
Class 529-B — actual return	1,000.00	1,046.29	6.24	1.23	7.97	1.57
Class 529-B — assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.85	1.57
Class 529-C — actual return	1,000.00	1,046.08	6.24	1.23	7.96	1.57
Class 529-C — assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.85	1.57
Class 529-E — actual return	1,000.00	1,049.07	3.56	.70	5.28	1.04
Class 529-E — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.21	1.04
Class 529-F-1 — actual return	1,000.00	1,051.45	1.12	.22	2.85	.56
Class 529-F-1 — assumed 5% return	1,000.00	1,023.70	1.10	.22	2.81	.56
Class R-1 — actual return	1,000.00	1,047.08	5.84	1.15	7.56	1.49
Class R-1 — assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.45	1.49
Class R-2 — actual return	1,000.00	1,046.50	5.99	1.18	7.71	1.52
Class R-2 — assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.60	1.52
Class R-3 — actual return	1,000.00	1,049.16	3.66	.72	5.39	1.06
Class R-3 — assumed 5% return	1,000.00	1,021.22	3.61	.72	5.31	1.06
Class R-4 — actual return	1,000.00	1,050.70	2.03	.40	3.76	.74
Class R-4 — assumed 5% return	1,000.00	1,022.81	2.01	.40	3.71	.74
Class R-5 — actual return	1,000.00	1,052.07	.46	.09	2.19	.43
Class R-5 — assumed 5% return	1,000.00	1,024.35	.45	.09	2.16	.43
Class R-6 — actual return	1,000.00	1,052.28	.25	.05	1.98	.39
Class R-6 — assumed 5% return	1,000.00	1,024.55	.25	.05	1.96	.39

See page 60 for footnotes.

58	American Funds Portfolio Series

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Income Portfolio
Class A — actual return	$1,000.00	$1,047.77	$1.83	.36%	$3.40	.67%
Class A — assumed 5% return	1,000.00	1,023.01	1.81	.36	3.36	.67
Class B — actual return	1,000.00	1,043.65	5.83	1.15	7.40	1.46
Class B — assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.30	1.46
Class C — actual return	1,000.00	1,044.99	5.78	1.14	7.35	1.45
Class C — assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.25	1.45
Class F-1 — actual return	1,000.00	1,048.26	2.08	.41	3.66	.72
Class F-1 — assumed 5% return	1,000.00	1,022.76	2.06	.41	3.61	.72
Class F-2 — actual return	1,000.00	1,049.44	.76	.15	2.34	.46
Class F-2 — assumed 5% return	1,000.00	1,024.05	.75	.15	2.31	.46
Class 529-A — actual return	1,000.00	1,048.22	2.29	.45	3.86	.76
Class 529-A — assumed 5% return	1,000.00	1,022.56	2.26	.45	3.81	.76
Class 529-B — actual return	1,000.00	1,044.25	6.23	1.23	7.81	1.54
Class 529-B — assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.70	1.54
Class 529-C — actual return	1,000.00	1,044.36	6.23	1.23	7.81	1.54
Class 529-C — assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.70	1.54
Class 529-E — actual return	1,000.00	1,046.95	3.55	.70	5.13	1.01
Class 529-E — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.06	1.01
Class 529-F-1 — actual return	1,000.00	1,049.18	1.12	.22	2.69	.53
Class 529-F-1 — assumed 5% return	1,000.00	1,023.70	1.10	.22	2.66	.53
Class R-1 — actual return	1,000.00	1,043.90	5.83	1.15	7.40	1.46
Class R-1 — assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.30	1.46
Class R-2 — actual return	1,000.00	1,044.54	6.13	1.21	7.71	1.52
Class R-2 — assumed 5% return	1,000.00	1,018.79	6.06	1.21	7.60	1.52
Class R-3 — actual return	1,000.00	1,046.08	3.65	.72	5.23	1.03
Class R-3 — assumed 5% return	1,000.00	1,021.22	3.61	.72	5.16	1.03
Class R-4 — actual return	1,000.00	1,048.15	2.03	.40	3.61	.71
Class R-4 — assumed 5% return	1,000.00	1,022.81	2.01	.40	3.56	.71
Class R-5 — actual return	1,000.00	1,049.73	.46	.09	2.03	.40
Class R-5 — assumed 5% return	1,000.00	1,024.35	.45	.09	2.01	.40
Class R-6 — actual return	1,000.00	1,049.91	.30	.06	1.88	.37
Class R-6 — assumed 5% return	1,000.00	1,024.50	.30	.06	1.86	.37

American Funds Tax-Advantaged Income Portfolio
Class A — actual return	$1,000.00	$1,065.23	$2.25	.44%	$4.15	.81%
Class A — assumed 5% return	1,000.00	1,022.61	2.21	.44	4.06	.81
Class B — actual return	1,000.00	1,061.10	5.98	1.17	7.87	1.54
Class B — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.70	1.54
Class C — actual return	1,000.00	1,061.05	5.98	1.17	7.87	1.54
Class C — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.70	1.54
Class F-1 — actual return	1,000.00	1,065.10	2.20	.43	4.10	.80
Class F-1 — assumed 5% return	1,000.00	1,022.66	2.16	.43	4.01	.80
Class F-2 — actual return	1,000.00	1,067.25	.92	.18	2.82	.55
Class F-2 — assumed 5% return	1,000.00	1,023.90	.90	.18	2.76	.55

American Funds Portfolio Series	59

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds Preservation Portfolio
Class A — actual return	$1,000.00	$1,006.77	$1.84	.37%	$3.33	.67%
Class A — assumed 5% return	1,000.00	1,022.96	1.86	.37	3.36	.67
Class B — actual return	1,000.00	1,002.63	5.76	1.16	7.25	1.46
Class B — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.30	1.46
Class C — actual return	1,000.00	1,002.86	5.76	1.16	7.25	1.46
Class C — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.30	1.46
Class F-1 — actual return	1,000.00	1,006.43	2.09	.42	3.58	.72
Class F-1 — assumed 5% return	1,000.00	1,022.71	2.11	.42	3.61	.72
Class F-2 — actual return	1,000.00	1,007.66	.85	.17	2.34	.47
Class F-2 — assumed 5% return	1,000.00	1,023.95	.85	.17	2.36	.47
Class 529-A — actual return	1,000.00	1,006.21	2.34	.47	3.83	.77
Class 529-A — assumed 5% return	1,000.00	1,022.46	2.36	.47	3.86	.77
Class 529-B — actual return	1,000.00	1,001.34	6.20	1.25	7.69	1.55
Class 529-B — assumed 5% return	1,000.00	1,018.60	6.26	1.25	7.75	1.55
Class 529-C — actual return	1,000.00	1,001.43	6.20	1.25	7.69	1.55
Class 529-C — assumed 5% return	1,000.00	1,018.60	6.26	1.25	7.75	1.55
Class 529-E — actual return	1,000.00	1,004.03	3.53	.71	5.02	1.01
Class 529-E — assumed 5% return	1,000.00	1,021.27	3.56	.71	5.06	1.01
Class 529-F-1 — actual return	1,000.00	1,007.31	1.19	.24	2.69	.54
Class 529-F-1 — assumed 5% return	1,000.00	1,023.60	1.20	.24	2.71	.54
Class R-1 — actual return	1,000.00	1,002.82	5.81	1.17	7.30	1.47
Class R-1 — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.35	1.47
Class R-2 — actual return	1,000.00	1,001.65	6.15	1.24	7.64	1.54
Class R-2 — assumed 5% return	1,000.00	1,018.65	6.21	1.24	7.70	1.54
Class R-3 — actual return	1,000.00	1,004.72	3.83	.77	5.32	1.07
Class R-3 — assumed 5% return	1,000.00	1,020.98	3.86	.77	5.36	1.07
Class R-4 — actual return	1,000.00	1,005.53	1.99	.40	3.48	.70
Class R-4 — assumed 5% return	1,000.00	1,022.81	2.01	.40	3.51	.70
Class R-5 — actual return	1,000.00	1,007.97	.55	.11	2.04	.41
Class R-5 — assumed 5% return	1,000.00	1,024.25	.55	.11	2.06	.41
Class R-6 — actual return	1,000.00	1,007.09	.40	.08	1.89	.38
Class R-6 — assumed 5% return	1,000.00	1,024.40	.40	.08	1.91	.38

American Funds Tax-Exempt Preservation Portfolio
Class A — actual return	$1,000.00	1,022.72	$2.26	.45%	$3.81	.76%
Class A — assumed 5% return	1,000.00	1,022.56	2.26	.45	3.81	.76
Class B — actual return	1,000.00	1,018.96	5.81	1.16	7.36	1.47
Class B — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.35	1.47
Class C — actual return	1,000.00	1,019.31	5.81	1.16	7.36	1.47
Class C — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.35	1.47
Class F-1 — actual return	1,000.00	1,023.92	2.11	.42	3.66	.73
Class F-1 — assumed 5% return	1,000.00	1,022.71	2.11	.42	3.66	.73
Class F-2 — actual return	1,000.00	1,024.24	.85	.17	2.41	.48
Class F-2 — assumed 5% return	1,000.00	1,023.95	.85	.17	2.41	.48

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

60	American Funds Portfolio Series

Approval of Investment Advisory and Service Agreement

The American Funds Portfolio Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2014. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of service

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Global Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World Index, (ii) the Lipper Global Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End World Stock Category (the Morningstar category is composed of a group of similar funds whose results are averaged). They noted that the fund’s investment results were above the MSCI index and the Morningstar category over the three-month, the six-month and one-year periods, and over the lifetime of the fund since May 18, 2012, except for the Morningstar category for the six-month period. They also noted that the fund’s investment results were below the Lipper index for all such periods.

American Funds Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the Lipper Growth Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End World Stock Category (the Morningstar category is composed of a group of similar funds whose results are averaged). They noted that the fund’s investment results were above the Morningstar category for the three- and six-month, and one-year periods, as well as the lifetime of the fund since May 18, 2012, but were lower than the S&P 500 and Lipper index over each period.

American Funds Growth and Income Portfolio seeks to provide long-term growth of capital while providing current income. The board and the committee reviewed the fund’s investment results measured against (i) the S&P 500, (ii) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Aggressive Allocation Category (the Morningstar category is composed of a group of similar funds whose results are averaged). They noted that

American Funds Portfolio Series	61

the fund’s investment results were above the Morningstar category for the three-month period and over the lifetime of the fund since May 18, 2012, but substantially below it for the six-month and one-year periods. They also noted that the fund’s investment results were substantially below the S&P 500 and the Lipper index for all such periods.

American Funds Balanced Portfolio seeks to provide current income and long-term growth of capital and income. The board and the committee reviewed the fund’s investment results measured against (i) the S&P 500, (ii) the Lipper Balanced Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Moderate Allocation Category (the Morningstar category is composed of a group of similar funds whose results are averaged). They noted that the fund’s investment results were above both the Lipper index and the Morningstar category for the three- and six-month, and one-year periods, as well as over the lifetime of the fund since May 18, 2012, but substantially below the S&P 500 for all such periods.

American Funds Income Portfolio seeks to provide current income and, secondarily, long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the S&P 500, (ii) the Lipper Income Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Conservative Allocation Category (the Morningstar category is composed of a group of similar funds whose results are averaged). They noted that the fund’s investment results were above both the Lipper index and the Morningstar category for the three- and six-month, and one-year periods, as well as over the lifetime of the fund since May 18, 2012, but substantially below the S&P 500 for such periods.

American Funds Tax-Advantaged Income Portfolio seeks to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays Municipal Bond Index, (ii) the Lipper Income Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Conservative Allocation Category (the Morningstar category is composed of a group of similar funds whose results are averaged). They noted that the fund’s investment results were above each measurement for the three- and six-month, and one-year periods, as well as over the lifetime of the fund since May 18, 2012.

American Funds Preservation Portfolio seeks to provide current income, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays U.S. Government/Credit 1-7 Years ex BBB Index, (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Intermediate-Term Bond Category (the Morningstar category is composed of a group of similar funds whose results are averaged). They noted that the fund’s investment results were above both the Lipper index and the Morningstar category but below the Barclays index for the three-month period, above the Morningstar category, but below both the Barclays and Lipper indices for the six-month period, and below each of the measurements for both the one-year period and over the lifetime of the fund since May 18, 2012.

62	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio seeks to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays U.S. Government/Credit 1-10 Years Index, (ii) the Lipper Intermediate Municipal Debt Funds Index (the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Municipal National Intermediate Bond Category (the Morningstar category is composed of a group of similar funds whose results are averaged). They noted that the fund’s investment results were above both the Lipper index and the Morningstar category, but below the Barclays index over the three- and six-month periods, and above each of the measurements over the one-year period and lifetime of the fund since May 18, 2012.

The board and the committee concluded that in view of the funds’ short history, each fund’s investment results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than the median and average expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board and the committee noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

American Funds Portfolio Series	63

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

64	American Funds Portfolio Series

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2014